UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Column Small Cap Select Fund
CFSSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Column Small Cap Select Fund for the period of December 11, 2023 (inception date), to  August 31, 2024. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$72*	0.66%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Small Cap Select Fund gained 19.20%, outperforming the 18.94% gain of the Russell 2000 Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection across most sectors contributed to its outperformance during the period. Among the Fund’s sub-advisers, Driehaus Capital Management LLC was the largest contributor. In addition to benefiting from growth outperforming value, the Driehaus strategy was helped by strong stock selection—especially in industrials, health care, and information technology—and its exposure to the momentum risk factor, which outperformed other risk factors. Neuberger Berman Investment Advisers, LLC’s Small Cap Intrinsic Value strategy was the largest detractor due to both sector allocation—mainly an underweight to real estate and an overweight to information technology—and stock selection, where health care, consumer discretionary, and materials picks struggled.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Select Fund	PAGE 1	TSR-AR-89834G620

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Small Cap Select Fund	19.20
S&P 500 Total Return Index	23.44
Russell 2000 Total Return Index	18.94
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,062,775,442
Number of Holdings	373
Net Advisory Fee	$2,440,714
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (% of investments as of  August 31, 2024)
Sector Breakdown*

Top Holdings	(%)
First American Government Obligations Fund	3.2%
Arcosa, Inc.	1.8%
Kemper Corp.	1.6%
Gildan Activewear, Inc.	1.5%
BGC Group, Inc. - Class A	1.4%
Enovis Corp.	1.4%
Clarivate PLC	1.3%
Nomad Foods Ltd.	1.1%
Air Lease Corp.	1.0%
FirstCash Holdings, Inc.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature
Column Small Cap Select Fund	PAGE 2	TSR-AR-89834G620

Column Small Cap Fund
CFSLX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Column Small Cap Fund for the period of December 11, 2023 (inception date), to  August 31, 2024. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$71*	0.66%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Small Cap Fund gained 16.30%, underperforming the 18.94% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell 2000 Total Return Index, both the Fund’s stock selection, mainly in information technology, and sector allocation detracted from performance during the period. Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy trailed other Fund sub-advisers’ returns primarily due to stock selection struggles in a relatively concentrated portfolio. Technology services company Endava Plc was the largest individual detractor for the strategy and the Fund, as the company faced headwinds that resulted in a decline in revenues. Despite growth beating value over this stretch, the Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the top sub-adviser contributor, driven by strong stock selection across most sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Fund	PAGE 1	TSR-AR-89834G612

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Small Cap Fund	16.30
S&P 500 Total Return Index	23.44
Russell 2000 Total Return Index	18.94
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$429,222,102
Number of Holdings	971
Net Advisory Fee	$977,408
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of investments as of  August 31, 2024)
Sector Breakdown*

Top Holdings	(%)
First American Government Obligations Fund	2.9%
AAON, Inc.	1.4%
Ryan Specialty Holdings, Inc.	1.3%
Morningstar, Inc.	1.1%
Auto Trader Group PLC	1.0%
ServisFirst Bancshares, Inc.	0.8%
Triumph Financial, Inc.	0.7%
SPS Commerce, Inc.	0.7%
nCino, Inc.	0.7%
Enerpac Tool Group Corp.	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature
Column Small Cap Fund	PAGE 2	TSR-AR-89834G612

Column Mid Cap Select Fund
CFMSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Column Mid Cap Select Fund for the period of December 11, 2023 (inception date), to  August 31, 2024. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$58*	0.54%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Mid Cap Select Fund returned 14.10%, underperforming the 17.63% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance, particularly in the consumer staples, consumer discretionary, and health care sectors. Sector allocation had a neutral impact, as an underweight to utilities, a sector that surged on optimism surrounding the growth of artificial intelligence, offset the benefits of the overweight to the strong-performing financials and industrials sectors. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return Index during the period. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy was the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Frozen potato producer Lamb Weston Holdings, Inc. was the largest individual detractor for the strategy and the Fund, as the company faced operational challenges that lowered its near-term financial outlook.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Select Fund	PAGE 1	TSR-AR-89834G596

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Mid Cap Select Fund	14.10
S&P 500 Total Return Index	23.44
Russell Midcap Total Return Index	17.63
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,049,216,985
Number of Holdings	212
Net Advisory Fee	$4,124,279
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of investments as of  August 31, 2024)
Sector Breakdown*

Top Holdings	(%)
First American Government Obligations Fund	2.7%
Houlihan Lokey, Inc.	2.3%
AMETEK, Inc.	2.2%
Equifax, Inc.	1.7%
Ross Stores, Inc.	1.6%
Lennox International, Inc.	1.5%
Cooper Cos., Inc.	1.4%
HEICO Corp. - Class A	1.4%
Masco Corp.	1.4%
Broadridge Financial Solutions, Inc.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature
Column Mid Cap Select Fund	PAGE 2	TSR-AR-89834G596

Column Mid Cap Fund
CFMCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Column Mid Cap Fund for the period of December 11, 2023 (inception date), to  August 31, 2024. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$56*	0.52%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Mid Cap Fund returned 15.70%, underperforming the 17.63% return of the Russell Midcap Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell Midcap Total Return Index, both the Fund’s sector allocation and stock selection experienced headwinds during the period. A strategic underweight to utilities and real estate detracted from performance, as did stock selection in areas such as financials and consumer-related sectors. The Fund’s overweight to and stock selection within industrials was a strong contributor. Invesco Advisers, Inc.’s Mid Cap Growth strategy was the best performer driven by strong stock selection and a favorable climate for the momentum risk factor. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy trailed other Fund sub-advisers’ returns primarily due to stock selection struggles in a relatively concentrated portfolio. One of its top positions, Lamb Weston Holdings, Inc., was the largest individual detractor for the strategy and the Fund, as the company faced operational challenges that lowered its near-term financial outlook.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Fund	PAGE 1	TSR-AR-89834G588

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Mid Cap Fund	15.70
S&P 500 Total Return Index	23.44
Russell Midcap Total Return Index	17.63
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$921,893,354
Number of Holdings	705
Net Advisory Fee	$1,760,377
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (% of investments as of  August 31, 2024)
Sector Breakdown*

Top Holdings	(%)
First American Government Obligations Fund	2.2%
Monolithic Power Systems, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
AMETEK, Inc.	1.1%
Cooper Cos., Inc.	1.1%
Equifax, Inc.	1.0%
Westinghouse Air Brake Technologies Corp.	0.9%
Cencora, Inc.	0.8%
Lennox International, Inc.	0.8%
Ross Stores, Inc.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature
Column Mid Cap Fund	PAGE 2	TSR-AR-89834G588

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$66,000	$0
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$12,000	$0
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Column Small Cap Select Fund
Column Small Cap Fund
Column Mid Cap Select Fund
Column Mid Cap Fund
Annual Report
August 31, 2024
Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS — 93.5%
Aerospace & Defense — 2.3%
AeroVironment, Inc.(a)	6,026	$ 1,227,858
Axon Enterprise, Inc.(a)	13,259	4,839,137
BWX Technologies, Inc.	25,395	2,615,685
Curtiss-Wright Corp.	9,782	3,089,743
Embraer SA - ADR(a)	75,153	2,497,334
Leonardo DRS, Inc.(a)	71,110	2,029,479
Loar Holdings, Inc.(a)	14,485	1,074,208
Mercury Systems, Inc.(a)	52,097	1,974,476
Moog, Inc. - Class A	7,179	1,417,135
V2X, Inc.(a)	58,711	3,325,978
		24,091,033
Automobile Components — 0.4%
Fox Factory Holding Corp.(a)	9,061	366,789
Modine Manufacturing Co.(a)	29,568	3,593,991
		3,960,780
Banks — 6.9%
Banc of California, Inc.	133,770	1,902,209
Bank of Hawaii Corp.	8,794	583,658
Cadence Bank	106,790	3,447,181
Comerica, Inc.	88,630	5,061,659
Community Financial System, Inc.	19,651	1,201,855
Cullen/Frost Bankers, Inc.	9,069	1,017,814
Customers Bancorp, Inc.(a)	19,308	1,000,541
Dime Community Bancshares, Inc.	311,455	8,100,945
First Financial Bankshares, Inc.	22,486	822,313
Glacier Bancorp, Inc.	19,274	911,660
Huntington Bancshares, Inc./OH	208,217	3,117,008
Independent Bank Corp/MI	106,390	3,604,493
Lakeland Financial Corp.	7,311	498,245
National Bank Holdings Corp. - Class A	73,602	3,224,504
Popular, Inc.	88,230	9,043,575
Prosperity Bancshares, Inc.	134,381	9,887,754
Stock Yards Bancorp, Inc.	8,374	507,464
Texas Capital Bancshares, Inc.(a)	48,833	3,282,554
United Bankshares, Inc./WV	87,565	3,403,652
United Community Banks, Inc./GA	24,329	741,305
Western Alliance Bancorp	90,302	7,375,867
Zions Bancorp NA	96,620	4,788,487
		73,524,743
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	2,628	3,527,827
Biotechnology — 3.8%
Apogee Therapeutics, Inc.(a)	44,922	2,298,659
Avidity Biosciences, Inc.(a)	22,649	996,556
Blueprint Medicines Corp.(a)	9,716	928,267
CareDx, Inc.(a)	162,734	5,000,816

	Shares	Value
Crinetics Pharmaceuticals, Inc.(a)	103,444	$ 5,488,739
Halozyme Therapeutics, Inc.(a)	90,254	5,762,718
Insmed, Inc.(a)	3,578	273,610
Krystal Biotech, Inc.(a)	6,282	1,225,744
Kymera Therapeutics, Inc.(a)	40,110	1,939,719
Merus NV(a)	31,170	1,589,358
Natera, Inc.(a)	23,782	2,812,459
Nuvalent, Inc. - Class A(a)	19,401	1,651,607
Rhythm Pharmaceuticals, Inc.(a)	12,735	602,238
Ultragenyx Pharmaceutical, Inc.(a)	37,394	2,123,231
Vaxcyte, Inc.(a)	49,547	4,001,416
Xenon Pharmaceuticals, Inc.(a)	77,730	3,135,628
		39,830,765
Building Products — 1.8%
AAON, Inc.	67,620	6,458,386
Armstrong World Industries, Inc.	3,577	453,421
CSW Industrials, Inc.	6,056	2,044,688
Hayward Holdings, Inc.(a)	48,236	715,822
Janus International Group, Inc.(a)	326,495	3,588,180
JELD-WEN Holding, Inc.(a)	83,230	1,185,195
Resideo Technologies, Inc.(a)	207,076	4,174,652
Simpson Manufacturing Co., Inc.	2,999	548,997
		19,169,341
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc. - Class A	79,390	3,301,830
BGC Group, Inc. - Class A	1,523,822	15,055,361
Evercore, Inc. - Class A	13,497	3,316,753
Hamilton Lane, Inc. - Class A	4,475	683,959
Houlihan Lokey, Inc.	6,204	971,670
Perella Weinberg Partners	227,965	4,456,716
		27,786,289
Chemicals — 3.7%
Ashland, Inc.	71,496	6,398,892
Aspen Aerogels, Inc.(a)	69,220	1,985,922
Axalta Coating Systems Ltd.(a)	96,565	3,524,622
Chemours Co.	157,410	3,060,050
Element Solutions, Inc.	355,208	9,498,262
Kronos Worldwide, Inc.	312,794	3,615,899
Rayonier Advanced Materials, Inc.(a)	1,357,446	10,832,419
		38,916,066
Commercial Services & Supplies — 1.3%
Casella Waste Systems, Inc. - Class A(a)	4,518	487,312
Clean Harbors, Inc.(a)	8,247	2,027,937
Enviri Corp.(a)	210,311	2,513,216
MSA Safety, Inc.	2,812	513,556
OPENLANE, Inc.(a)	144,560	2,505,225

The accompanying notes are an integral part of these financial statements.

1

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — (Continued)
Rollins, Inc.	17,989	$ 902,688
Tetra Tech, Inc.	21,529	5,118,304
		14,068,238
Communications Equipment — 1.2%
Ciena Corp.(a)	99,127	5,714,672
Ribbon Communications, Inc.(a)	641,423	2,187,252
Viasat, Inc.(a)	217,835	3,420,009
Viavi Solutions, Inc.(a)	141,595	1,219,133
		12,541,066
Construction & Engineering — 2.7%
Arcosa, Inc.	208,518	19,077,312
Comfort Systems USA, Inc.	6,205	2,193,592
EMCOR Group, Inc.	2,926	1,150,093
Sterling Infrastructure, Inc.(a)	13,111	1,567,158
Valmont Industries, Inc.	16,933	4,838,774
		28,826,929
Construction Materials — 0.4%
Eagle Materials, Inc.	7,816	2,014,574
Knife River Corp.(a)	31,302	2,468,789
		4,483,363
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	19,918	1,158,630
FirstCash Holdings, Inc.	91,985	11,046,479
		12,205,109
Consumer Staples Distribution & Retail — 0.7%
Grocery Outlet Holding Corp.(a)	212,653	4,027,648
Sprouts Farmers Market, Inc.(a)	30,561	3,179,872
		7,207,520
Containers & Packaging — 0.6%
AptarGroup, Inc.	7,527	1,153,061
Avery Dennison Corp.	22,941	5,089,461
		6,242,522
Distributors — 0.1%
Pool Corp.	4,000	1,406,480
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(a)	15,394	2,166,244
Stride, Inc.(a)	57,427	4,728,539
		6,894,783
Electric Utilities — 0.8%
ALLETE, Inc.	30,559	1,942,024
IDACORP, Inc.	4,734	482,442
Portland General Electric Co.	134,379	6,464,974
		8,889,440

	Shares	Value
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.(a)	244,145	$ 288,091
Bloom Energy Corp. - Class A(a)	80,579	959,696
Enovix Corp.(a)	110,045	1,047,628
		2,295,415
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	5,932	629,326
Badger Meter, Inc.	6,806	1,408,434
Celestica, Inc.(a)	69,006	3,513,785
Coherent Corp.(a)	66,047	5,148,364
Fabrinet(a)	18,426	4,489,495
Innoviz Technologies Ltd.(a)	210,506	138,723
Insight Enterprises, Inc.(a)	18,730	4,065,721
IPG Photonics Corp.(a)	13,037	891,340
Itron, Inc.(a)	35,227	3,600,904
Littelfuse, Inc.	6,579	1,790,804
Napco Security Technologies, Inc.	25,700	1,191,966
nLight, Inc.(a)	50,248	599,961
Novanta, Inc.(a)	5,841	1,070,538
OSI Systems, Inc.(a)	17,010	2,549,289
Rogers Corp.(a)	4,879	523,321
Teledyne Technologies, Inc.(a)	3,772	1,632,522
		33,244,493
Energy Equipment & Services — 1.4%
Cactus, Inc. - Class A	11,624	691,861
Dril-Quip, Inc.(a)	35,711	582,446
Oceaneering International, Inc. (a)	31,717	856,042
Patterson-UTI Energy, Inc.	259,854	2,393,255
TechnipFMC PLC	202,581	5,437,274
TETRA Technologies, Inc.(a)	431,228	1,371,305
Tidewater, Inc.(a)	30,111	2,670,846
Transocean Ltd.(a)	81,120	384,509
		14,387,538
Entertainment — 0.2%
Lions Gate Entertainment Corp. - Class B(a)	299,342	2,071,447
Financial Services — 0.4%
Cannae Holdings, Inc.	29,974	600,080
Federal Agricultural Mortgage Corp. - Class C	10,518	2,076,989
Jack Henry & Associates, Inc.	4,189	724,823
Shift4 Payments, Inc. - Class A (a)	7,644	635,216
		4,037,108
Food Products — 1.8%
Freshpet, Inc.(a)	24,768	3,368,448
Hain Celestial Group, Inc.(a)	121,577	972,616
Nomad Foods Ltd.	634,005	11,919,294

The accompanying notes are an integral part of these financial statements.

2

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Products — (Continued)
TreeHouse Foods, Inc.(a)	52,085	$ 2,140,173
Utz Brands, Inc.	26,199	442,501
		18,843,032
Gas Utilities — 0.5%
Atmos Energy Corp.	20,790	2,718,085
Chesapeake Utilities Corp.	540	63,947
New Jersey Resources Corp.	57,336	2,655,230
		5,437,262
Ground Transportation — 0.4%
RXO, Inc.(a)	128,872	3,667,697
Saia, Inc.(a)	2,147	806,907
		4,474,604
Health Care Equipment & Supplies — 4.6%
Accuray, Inc.(a)	295,047	643,202
AtriCure, Inc.(a)	45,888	1,202,725
Avanos Medical, Inc.(a)	49,781	1,205,696
CytoSorbents Corp.(a)	6,648	6,980
Enovis Corp.(a)	312,576	14,566,042
Glaukos Corp.(a)	28,489	3,814,392
Globus Medical, Inc. - Class A(a)	58,995	4,288,937
Haemonetics Corp.(a)	56,523	4,272,008
Integer Holdings Corp.(a)	15,719	2,044,570
Integra LifeSciences Holdings Corp.(a)	43,489	884,566
Lantheus Holdings, Inc.(a)	10,896	1,160,097
OraSure Technologies, Inc.(a)	180,879	810,338
QuidelOrtho Corp.(a)	3,589	151,635
RxSight, Inc.(a)	14,415	812,862
Tandem Diabetes Care, Inc.(a)	25,699	1,117,907
TransMedics Group, Inc.(a)	50,709	8,522,155
UFP Technologies, Inc.(a)	3,703	1,263,575
Varex Imaging Corp.(a)	62,884	784,792
Zimvie, Inc.(a)	65,507	1,135,891
		48,688,370
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)	107,080	8,773,064
AMN Healthcare Services, Inc. (a)	56,390	2,990,362
Chemed Corp.	3,104	1,819,472
CorVel Corp.(a)	1,817	582,766
HealthEquity, Inc.(a)	45,475	3,617,991
Molina Healthcare, Inc.(a)	7,660	2,679,391
Patterson Cos., Inc.	72,156	1,622,789
Tenet Healthcare Corp.(a)	63,741	10,570,808
		32,656,643
Hotels, Restaurants & Leisure — 2.7%
Cava Group, Inc.(a)	23,107	2,635,122
Dutch Bros, Inc. - Class A(a)	57,774	1,790,994
International Game Technology PLC	239,678	5,366,390

	Shares	Value
Krispy Kreme, Inc.	62,996	$ 709,965
Life Time Group Holdings, Inc.(a)	81,222	1,910,342
PlayAGS, Inc.(a)	524,505	5,937,397
Red Rock Resorts, Inc. - Class A	60,930	3,551,000
Sweetgreen, Inc. - Class A(a)	66,749	2,109,936
Texas Roadhouse, Inc.	9,841	1,660,669
United Parks & Resorts, Inc.(a)	18,482	909,684
Wingstop, Inc.	5,844	2,256,427
		28,837,926
Household Durables — 1.5%
Champion Homes, Inc.(a)	67,681	6,322,083
Installed Building Products, Inc.	23,345	5,189,827
Meritage Homes Corp.	5,859	1,160,492
Tempur Sealy International, Inc.	43,977	2,305,714
Whirlpool Corp.	5,328	534,345
		15,512,461
Household Products — 0.1%
Church & Dwight Co., Inc.	4,164	424,228
WD-40 Co.	3,462	909,952
		1,334,180
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	72,759	5,422,728
Vistra Corp.	78,180	6,678,918
		12,101,646
Insurance — 4.3%
AMERISAFE, Inc.	12,143	608,607
Baldwin Insurance Group, Inc. - Class A(a)	54,114	2,537,405
Fidelis Insurance Holdings Ltd.	517,554	9,585,100
First American Financial Corp.	78,775	5,025,845
Hagerty, Inc. - Class A(a)	28,627	341,806
HCI Group, Inc.	13,042	1,249,815
Kemper Corp.	272,715	17,047,415
Oscar Health, Inc. - Class A(a)	79,759	1,459,590
Palomar Holdings, Inc.(a)	13,305	1,320,122
RLI Corp.	8,189	1,261,925
Selective Insurance Group, Inc.	36,115	3,285,743
Skyward Specialty Insurance Group, Inc.(a)	34,375	1,404,906
Stewart Information Services Corp.	8,063	595,936
White Mountains Insurance Group Ltd.	215	396,512
		46,120,727
Interactive Media & Services — 0.8%
Cars.com, Inc.(a)	388,136	6,924,346
MediaAlpha, Inc. - Class A(a)	49,082	873,660
QuinStreet, Inc.(a)	31,302	598,181
		8,396,187

The accompanying notes are an integral part of these financial statements.

3

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — 1.0%
Kyndryl Holdings, Inc.(a)	230,674	$ 5,464,667
Unisys Corp.(a)	259,950	1,437,524
Wix.com Ltd.(a)	23,065	3,843,090
		10,745,281
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	22,465	1,662,185
Charles River Laboratories International, Inc.(a)	9,155	1,810,401
ICON PLC(a)	3,338	1,075,036
Standard BioTools, Inc.(a)	239,040	509,155
Stevanato Group SpA	25,480	557,503
West Pharmaceutical Services, Inc.	2,344	735,149
		6,349,429
Machinery — 3.2%
Alamo Group, Inc.	16,760	3,107,304
Allison Transmission Holdings, Inc.	16,321	1,513,773
Crane Co.	19,380	3,069,405
Enerpac Tool Group Corp.	12,043	496,653
Enpro, Inc.	2,918	469,302
Esab Corp.	11,877	1,246,729
ESCO Technologies, Inc.	6,280	753,035
Federal Signal Corp.	57,586	5,441,301
Franklin Electric Co., Inc.	20,155	2,093,298
Graco, Inc.	9,179	765,070
Helios Technologies, Inc.	24,307	1,074,126
Hillman Solutions Corp.(a)	53,333	530,663
Kadant, Inc.	5,440	1,746,947
Lindsay Corp.	5,233	649,154
Markforged Holding Corp.(a)	173,905	43,650
Nordson Corp.	2,941	754,543
Omega Flex, Inc.	2,582	121,870
RBC Bearings, Inc.(a)	6,795	2,023,891
SPX Technologies, Inc.(a)	25,267	4,122,058
Standex International Corp.	6,001	1,072,079
Stratasys Ltd.(a)	230,291	1,582,099
Toro Co.	13,072	1,210,467
		33,887,417
Marine Transportation — 0.6%
Kirby Corp.(a)	53,350	6,397,732
Media — 1.0%
Criteo SA - ADR(a)	160,336	7,604,736
Magnite, Inc.(a)	76,092	1,049,309
Nexstar Media Group, Inc.	9,200	1,572,096
TechTarget, Inc.(a)	9,495	253,042
		10,479,183
Metals & Mining — 1.7%
ATI, Inc.(a)	31,229	1,994,909
Carpenter Technology Corp.	8,509	1,231,848

	Shares	Value
Cleveland-Cliffs, Inc.(a)	192,457	$ 2,513,488
ERO Copper Corp.(a)	348,729	7,166,381
Materion Corp.	30,720	3,564,749
Pan American Silver Corp.	101,454	2,050,385
		18,521,760
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	48,530	2,639,547
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp.(a)	59,730	1,612,113
Cameco Corp.	60,901	2,487,197
CNX Resources Corp.(a)	124,377	3,441,512
Devon Energy Corp.	75,192	3,367,098
International Seaways, Inc.	64,357	3,335,623
Kosmos Energy Ltd.(a)	1,318,706	6,422,098
Matador Resources Co.	35,780	2,029,442
Murphy Oil Corp.	45,490	1,695,867
Permian Resources Corp.	160,305	2,282,743
Sitio Royalties Corp. - Class A	41,178	915,387
Texas Pacific Land Corp.	488	424,018
Uranium Energy Corp.(a)	292,845	1,531,579
Viper Energy, Inc.	12,607	600,093
		30,144,770
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	34,146	1,909,786
Coty, Inc. - Class A(a)	298,480	2,799,742
		4,709,528
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc.(a)	195,796	1,695,593
Amphastar Pharmaceuticals, Inc.(a)	10,872	529,901
Edgewise Therapeutics, Inc.(a)	17,721	332,269
Innoviva, Inc.(a)	187,107	3,626,134
Intra-Cellular Therapies, Inc.(a)	16,662	1,220,991
Structure Therapeutics, Inc. - ADR(a)	45,229	1,724,582
		9,129,470
Professional Services — 3.2%
Alight, Inc. - Class A(a)	159,392	1,189,064
CBIZ, Inc.(a)	5,967	439,171
Clarivate PLC(a)	2,007,246	13,769,708
Conduent, Inc.(a)	616,400	2,354,648
CRA International, Inc.	3,969	669,173
Exponent, Inc.	15,631	1,692,368
FTI Consulting, Inc.(a)	4,117	939,952
KBR, Inc.	94,786	6,574,357
Kforce, Inc.	40,695	2,669,185
Korn Ferry	15,630	1,141,772
Parsons Corp.(a)	24,019	2,292,854
		33,732,252

The accompanying notes are an integral part of these financial statements.

4

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate Management & Development — 0.7%
Colliers International Group, Inc.	2,182	$ 314,775
Compass, Inc. - Class A(a)	177,583	911,001
Cushman & Wakefield PLC(a)	363,865	4,730,245
FirstService Corp.	10,004	1,801,220
		7,757,241
Semiconductors & Semiconductor Equipment — 5.1%
Amkor Technology, Inc.	30,231	994,600
Camtek Ltd./Israel	13,418	1,221,306
CEVA, Inc.(a)	34,271	820,448
Credo Technology Group Holding Ltd.(a)	92,754	3,238,042
indie Semiconductor, Inc. - Class A(a)	127,425	528,814
Lattice Semiconductor Corp.(a)	28,768	1,362,452
MACOM Technology Solutions Holdings, Inc.(a)	34,699	3,790,172
MaxLinear, Inc.(a)	41,600	631,488
MKS Instruments, Inc.	6,937	827,099
Onto Innovation, Inc.(a)	16,603	3,540,092
Power Integrations, Inc.	22,304	1,496,598
Rambus, Inc.(a)	123,314	5,514,602
Semtech Corp.(a)	97,312	4,264,212
Silicon Motion Technology Corp. - ADR	48,566	3,087,341
SiTime Corp.(a)	7,087	1,025,205
SMART Global Holdings, Inc.(a)	149,476	3,097,143
Tower Semiconductor Ltd.(a)	240,899	10,645,327
Veeco Instruments, Inc.(a)	201,915	7,165,963
Wolfspeed, Inc.(a)	107,574	1,048,846
		54,299,750
Software — 6.4%
8x8, Inc.(a)	3,105,423	5,838,195
Adeia, Inc.	160,774	2,025,752
Alkami Technology, Inc.(a)	33,114	1,104,021
Appfolio, Inc. - Class A(a)	7,504	1,740,853
Aspen Technology, Inc.(a)	5,438	1,273,253
Box, Inc. - Class A(a)	45,048	1,468,565
Clearwater Analytics Holdings, Inc. - Class A(a)	50,521	1,251,910
Cognyte Software Ltd.(a)	263,533	2,018,663
CommVault Systems, Inc.(a)	21,166	3,289,196
Computer Modelling Group Ltd.	29,434	273,442
CyberArk Software Ltd.(a)	10,593	3,037,437
Elastic NV(a)	4,083	311,084
Fair Isaac Corp.(a)	1,354	2,342,785
Manhattan Associates, Inc.(a)	9,002	2,380,399
Monday.com Ltd.(a)	11,684	3,106,659
Nutanix, Inc. - Class A(a)	13,193	833,666
OneSpan, Inc.(a)	78,965	1,272,916

	Shares	Value
Ooma, Inc.(a)	306,600	$ 3,188,640
Qualys, Inc.(a)	11,969	1,498,160
Radware Ltd.(a)	52,578	1,146,200
Silvaco Group, Inc.(a)	163,171	2,520,992
SPS Commerce, Inc.(a)	14,932	2,982,518
Teradata Corp.(a)	155,697	4,396,883
Terawulf, Inc.(a)	200,684	874,982
Tyler Technologies, Inc.(a)	2,323	1,365,622
UiPath, Inc. - Class A(a)	41,370	532,846
Varonis Systems, Inc.(a)	59,335	3,358,361
Verint Systems, Inc.(a)	305,754	9,646,539
Vertex, Inc. - Class A(a)	55,979	2,165,827
Xperi, Inc.(a)	127,238	1,122,239
		68,368,605
Specialty Retail — 2.5%
Abercrombie & Fitch Co. - Class A(a)	10,162	1,499,606
American Eagle Outfitters, Inc.	39,541	813,754
Asbury Automotive Group, Inc.(a)	6,961	1,709,900
Boot Barn Holdings, Inc.(a)	6,166	827,292
Caleres, Inc.	41,280	1,739,126
Carvana Co.(a)	19,506	2,937,994
Floor & Decor Holdings, Inc. - Class A(a)	9,432	1,060,534
Lithia Motors, Inc.	5,331	1,605,057
ODP Corp.(a)	42,772	1,319,516
Signet Jewelers Ltd.	17,845	1,500,765
Tractor Supply Co.	3,393	907,797
Valvoline, Inc.(a)	68,233	2,879,433
Warby Parker, Inc. - Class A(a)	122,505	1,827,775
Wayfair, Inc. - Class A(a)	119,585	5,088,342
Winmark Corp.	2,079	749,687
		26,466,578
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc.	346,695	15,819,693
Under Armour, Inc. - Class C(a)	184,066	1,373,132
		17,192,825
Trading Companies & Distributors — 3.8%
AerCap Holdings NV	62,441	6,083,002
Air Lease Corp.	239,640	11,088,143
Applied Industrial Technologies, Inc.	6,305	1,293,282
Beacon Roofing Supply, Inc.(a)	60,815	5,509,839
FTAI Aviation Ltd.	37,414	4,781,883
GATX Corp.	18,915	2,668,906
McGrath RentCorp	26,775	2,895,716
Richelieu Hardware Ltd.	14,317	416,625
Rush Enterprises, Inc. - Class A	64,775	3,413,643
SiteOne Landscape Supply, Inc.(a)	3,957	561,340

The accompanying notes are an integral part of these financial statements.

5

Column Small Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — (Continued)
Transcat, Inc.(a)	5,182	$ 639,770
Watsco, Inc.	2,927	1,391,554
		40,743,703
Water Utilities — 0.0%(b)
American States Water Co.	3,100	252,402
TOTAL COMMON STOCKS (Cost $887,587,943)		993,828,806
REAL ESTATE INVESTMENT TRUSTS — 3.2%
AGNC Investment Corp.	344,485	3,517,192
Brixmor Property Group, Inc.	381,060	10,437,233
Equity Commonwealth(a)	500,539	10,145,926
MFA Financial, Inc.	233,310	2,921,041
NNN REIT, Inc.	77,450	3,639,375
STAG Industrial, Inc.	89,460	3,630,287
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,797,295)		34,291,054

	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
First American Government Obligations Fund - Class X, 5.22%(c)	34,096,025	$34,096,025
TOTAL SHORT-TERM INVESTMENTS (Cost $34,096,025)		34,096,025
TOTAL INVESTMENTS — 99.9% (Cost $952,481,263)		$1,062,215,885
Other Assets in Excess of Liabilities - 0.1%		559,557
TOTAL NET ASSETS — 100.0%		$1,062,775,442

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Column Small Cap Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS — 94.7%
Aerospace & Defense — 1.8%
AAR Corp.(a)	8,175	$ 537,751
Babcock International Group PLC	109,043	751,710
BWX Technologies, Inc.	7,720	795,160
CAE, Inc.(a)	28,924	517,462
Embraer SA - ADR(a)	7,840	260,523
Hexcel Corp.	9,713	614,736
Leonardo DRS, Inc.(a)	19,608	559,612
Melrose Industries PLC	82,170	524,759
Mercury Systems, Inc.(a)	10,398	394,084
Moog, Inc. - Class A	1,519	299,851
QinetiQ Group PLC	286,900	1,821,873
Senior PLC	317,578	690,404
		7,767,925
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	6,614	111,512
GXO Logistics, Inc.(a)	15,636	782,582
Hub Group, Inc. - Class A	6,893	324,867
		1,218,961
Automobile Components — 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	13,181	84,754
Dana, Inc.	15,775	178,100
Fox Factory Holding Corp.(a)	51,169	2,071,321
Gentherm, Inc.(a)	8,784	443,943
Goodyear Tire & Rubber Co.(a)	28,326	249,835
Holley, Inc.(a)	143,835	464,587
LCI Industries	4,296	506,241
Motorcar Parts of America, Inc.(a)	1,574	10,436
Patrick Industries, Inc.	1,890	244,226
Phinia, Inc.	5,399	258,936
Standard Motor Products, Inc.	1,794	57,964
Stoneridge, Inc.(a)	2,330	33,412
Visteon Corp.(a)	2,226	225,338
		4,829,093
Automobiles — 0.3%
Harley-Davidson, Inc.	12,570	470,621
Thor Industries, Inc.	2,576	276,301
Winnebago Industries, Inc.	5,730	341,852
		1,088,774
Banks — 10.2%
1st Source Corp.	773	47,497
ACNB Corp.	668	28,069
Amalgamated Financial Corp.	1,815	59,877
Amerant Bancorp, Inc.	2,129	46,966
Ameris Bancorp	4,820	297,057
Arrow Financial Corp.	1,187	36,192
Associated Banc-Corp.	10,060	230,173

	Shares	Value
Atlantic Union Bankshares Corp.	10,948	$ 434,417
Axos Financial, Inc.(a)	4,138	287,301
Banc of California, Inc.	36,994	526,055
BancFirst Corp.	25	2,660
Bancorp, Inc.(a)	8,563	448,701
Bank of Hawaii Corp.	4,950	328,531
Bank of Marin Bancorp	923	19,743
Bank of NT Butterfield & Son Ltd.	3,631	138,886
Bank OZK	8,659	375,368
BankUnited, Inc.	5,040	193,687
Banner Corp.	2,340	139,394
Bar Harbor Bankshares	953	30,553
BayCom Corp.	438	10,087
Berkshire Hills Bancorp, Inc.	2,711	74,661
BOK Financial Corp.	797	83,645
Bridgewater Bancshares, Inc.(a)	765	11,031
Brookline Bancorp, Inc.	5,515	56,418
Business First Bancshares, Inc.	1,960	47,863
Byline Bancorp, Inc.	2,079	57,692
C&F Financial Corp.	123	7,136
Cadence Bank	32,470	1,048,132
Camden National Corp.	10,757	430,065
Capital Bancorp, Inc.	382	9,772
Capital City Bank Group, Inc.	856	29,549
Carter Bankshares, Inc.(a)	1,424	24,635
Cathay General Bancorp	4,726	207,897
Central Pacific Financial Corp.	1,922	52,874
Chemung Financial Corp.	162	7,562
ChoiceOne Financial Services, Inc.	568	17,693
City Holding Co.	20	2,375
CNB Financial Corp./PA	1,526	37,097
Coastal Financial Corp./WA(a)	707	37,945
Colony Bankcorp, Inc.	628	9,426
Columbia Banking System, Inc.	74,272	1,870,169
Comerica, Inc.	26,950	1,539,114
Community Financial System, Inc.	3,975	243,111
Community Trust Bancorp, Inc.	1,100	55,550
Community West Bancshares	426	8,690
ConnectOne Bancorp, Inc.	2,576	64,400
CrossFirst Bankshares, Inc.(a)	2,964	51,574
Cullen/Frost Bankers, Inc.	1,821	204,371
Customers Bancorp, Inc.(a)	2,735	141,728
Dime Community Bancshares, Inc.	2,761	71,814
Eagle Bancorp, Inc.	1,978	43,061
Eastern Bankshares, Inc.	2,458	41,712
Enterprise Financial Services Corp.	7,806	413,015
Esquire Financial Holdings, Inc.	481	29,596
Evans Bancorp, Inc.	201	7,137
FB Financial Corp.	50	2,411

The accompanying notes are an integral part of these financial statements.

7

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fidelity D&D Bancorp, Inc.	329	$ 17,759
Financial Institutions, Inc.	1,179	30,678
First BanCorp/Puerto Rico	50,305	1,075,521
First Bancorp/Southern Pines NC	15,137	643,020
First Bancshares, Inc.	38	1,302
First Bank/Hamilton NJ	1,610	24,778
First Busey Corp.	3,646	98,624
First Business Financial Services, Inc.	559	25,362
First Commonwealth Financial Corp.	73,291	1,262,071
First Financial Bancorp	5,907	156,358
First Financial Bankshares, Inc.	4,507	164,821
First Financial Corp./IN	764	34,151
First Foundation, Inc.	66	465
First Interstate BancSystem, Inc. - Class A	45,210	1,403,770
First Merchants Corp.	4,030	157,170
First Mid Bancshares, Inc.	1,408	56,714
First of Long Island Corp.	696	8,888
Flushing Financial Corp.	1,703	24,864
FNB Corp./PA	24,141	361,632
FS Bancorp, Inc.	253	11,089
Fulton Financial Corp.	11,858	229,452
German American Bancorp, Inc.	13,825	554,521
Glacier Bancorp, Inc.	3,898	184,375
Great Southern Bancorp, Inc.	702	41,811
Hancock Whitney Corp.	6,700	359,991
Hanmi Financial Corp.	2,235	44,275
HarborOne Bancorp, Inc.	59	779
HBT Financial, Inc.	457	10,246
Heartland Financial USA, Inc.	2,566	143,080
Heritage Commerce Corp.	4,001	40,730
Heritage Financial Corp./WA	2,301	52,555
HomeStreet, Inc.	24	384
HomeTrust Bancshares, Inc.	999	36,424
Hope Bancorp, Inc.	7,690	98,355
Horizon Bancorp, Inc./IN	2,971	47,595
Huntington Bancshares, Inc./OH	41,747	624,953
Independent Bank Corp.	2,737	173,279
Independent Bank Corp./MI	1,675	56,749
International Bancshares Corp.	4,105	259,354
Kearny Financial Corp./MD	76	518
Lakeland Financial Corp.	1,478	100,726
Mercantile Bank Corp.	1,209	55,590
Metrocity Bankshares, Inc.	1,332	40,826
Metropolitan Bank Holding Corp.(a)	738	38,162
Mid Penn Bancorp, Inc.	976	29,485
Midland States Bancorp, Inc.	1,681	38,276

	Shares	Value
MidWestOne Financial Group, Inc.	651	$ 19,022
MVB Financial Corp.	672	14,112
National Bank Holdings Corp. - Class A	10,942	479,369
National Bankshares, Inc.	209	6,312
Northeast Bank	475	33,730
Northfield Bancorp, Inc.	2,447	29,658
Northrim BanCorp, Inc.	428	29,519
Northwest Bancshares, Inc.	7,200	99,720
OceanFirst Financial Corp.	3,769	67,352
OFG Bancorp	3,977	182,902
Old National Bancorp/IN	22,819	452,957
Old Second Bancorp, Inc.	3,088	52,589
Orange County Bancorp, Inc.	178	10,226
Origin Bancorp, Inc.	1,997	66,840
Orrstown Financial Services, Inc.	1,120	40,096
Pathward Financial, Inc.	1,760	121,123
Peapack-Gladstone Financial Corp.	1,094	31,245
Penns Woods Bancorp, Inc.	73	1,640
Peoples Bancorp, Inc./OH	16,066	514,112
Peoples Financial Services Corp.	433	20,615
Popular, Inc.	8,531	874,427
Premier Financial Corp.	2,483	62,224
Primis Financial Corp.	1,683	20,448
Prosperity Bancshares, Inc.	22,753	1,674,166
QCR Holdings, Inc.	1,174	90,551
RBB Bancorp	1,252	28,746
Red River Bancshares, Inc.	162	8,604
Republic Bancorp, Inc./KY - Class A	583	37,254
S&T Bancorp, Inc.	2,499	107,382
Sandy Spring Bancorp, Inc.	14,664	458,983
Seacoast Banking Corp. of Florida	22,243	608,568
ServisFirst Bancshares, Inc.	41,554	3,368,367
Shore Bancshares, Inc.	1,871	26,568
Simmons First National Corp. - Class A	7,585	162,471
SmartFinancial, Inc.	996	29,113
South Plains Financial, Inc.	846	29,534
Southern First Bancshares, Inc.(a)	504	16,370
Southern Missouri Bancorp, Inc.	616	35,623
Southside Bancshares, Inc.	40	1,369
SouthState Corp.	16,230	1,575,771
Stellar Bancorp, Inc.	63	1,718
Stock Yards Bancorp, Inc.	1,728	104,717
Synovus Financial Corp.	5,217	240,608
Texas Capital Bancshares, Inc.(a)	10,540	708,499
Timberland Bancorp, Inc./WA	279	8,713
Towne Bank/Portsmouth VA	4,381	151,802

The accompanying notes are an integral part of these financial statements.

8

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
TriCo Bancshares	16,462	$ 748,363
Triumph Financial, Inc.(a)	37,700	3,166,046
TrustCo Bank Corp. NY	1,255	43,724
Trustmark Corp.	3,873	129,010
UMB Financial Corp.	2,859	296,164
United Bankshares, Inc./WV	26,625	1,034,914
United Community Banks, Inc./GA	4,919	149,882
Unity Bancorp, Inc.	290	9,840
Univest Financial Corp.	1,879	53,476
Valley National Bancorp	31,309	271,762
Veritex Holdings, Inc.	3,654	92,044
WaFd, Inc.	5,736	210,339
Washington Trust Bancorp, Inc.	1,171	38,409
Webster Financial Corp.	6,257	296,769
West BanCorp, Inc.	973	19,411
Westamerica BanCorp	1,868	96,744
Western Alliance Bancorp	21,175	1,729,574
Wintrust Financial Corp.	428	46,566
WSFS Financial Corp.	27,987	1,532,008
Zions Bancorp NA	29,510	1,462,516
		43,676,959
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	800	1,073,920
MGP Ingredients, Inc.	3,385	303,262
		1,377,182
Biotechnology — 2.1%
ADMA Biologics, Inc.(a)	40,082	693,819
Alkermes PLC(a)	24,771	704,735
Arcutis Biotherapeutics, Inc.(a)	20,094	218,623
Biohaven Ltd.(a)	7,176	282,734
Blueprint Medicines Corp.(a)	4,893	467,477
Bridgebio Pharma, Inc.(a)	12,617	351,384
Celldex Therapeutics, Inc.(a)	5,848	241,698
Centessa Pharmaceuticals PLC - ADR(a)	16,055	216,743
Crinetics Pharmaceuticals, Inc.(a)	5,404	286,736
Cytokinetics, Inc.(a)	4,506	257,203
Emergent BioSolutions, Inc.(a)	6,562	54,530
Entrada Therapeutics, Inc.(a)	719	12,726
Halozyme Therapeutics, Inc.(a)	18,850	1,203,573
Insmed, Inc.(a)	9,918	758,430
Keros Therapeutics, Inc.(a)	4,061	184,166
Madrigal Pharmaceuticals, Inc.(a)	1,546	382,063
Mineralys Therapeutics, Inc.(a)	12,845	159,406
Natera, Inc.(a)	7,579	896,293
Puma Biotechnology, Inc.(a)	4,822	12,055
REVOLUTION Medicines, Inc.(a)	7,761	330,851
Twist Bioscience Corp.(a)	4,998	216,114

	Shares	Value
Vaxcyte, Inc.(a)	7,077	$ 571,539
Vera Therapeutics, Inc.(a)	5,381	203,509
Viking Therapeutics, Inc.(a)	3,752	240,578
Voyager Therapeutics, Inc.(a)	334	2,191
XBiotech, Inc.(a)	876	5,606
		8,954,782
Broadline Retail — 0.9%
Dillard’s, Inc. - Class A	6	2,034
Kohl’s Corp.	14,506	281,271
Macy’s, Inc.	31,054	483,511
Nordstrom, Inc.	10,770	240,602
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,771	2,576,730
Savers Value Village, Inc.(a)	33,020	292,227
		3,876,375
Building Products — 3.3%
AAON, Inc.	63,833	6,096,690
Apogee Enterprises, Inc.	2,374	158,536
Armstrong World Industries, Inc.	722	91,521
AZEK Co., Inc.(a)	21,403	912,410
CSW Industrials, Inc.	1,228	414,610
Fortune Brands Innovations, Inc.	9,680	768,689
Hayward Holdings, Inc.(a)	64,069	950,784
Insteel Industries, Inc.	7,490	257,656
Janus International Group, Inc.(a)	118,353	1,300,699
JELD-WEN Holding, Inc.(a)	73,809	1,051,040
Quanex Building Products Corp.	3,539	97,783
Resideo Technologies, Inc.(a)	41,772	842,123
Simpson Manufacturing Co., Inc.	604	110,568
UFP Industries, Inc.	7,468	908,631
		13,961,740
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc. - Class A	24,140	1,003,983
BGC Group, Inc. - Class A	102,721	1,014,883
Donnelley Financial Solutions, Inc.(a)	11,784	785,521
Evercore, Inc. - Class A	2,080	511,139
FactSet Research Systems, Inc.	3,905	1,651,190
Hamilton Lane, Inc. - Class A	6,008	918,263
Houlihan Lokey, Inc.	1,254	196,401
Morningstar, Inc.	15,117	4,743,261
Oppenheimer Holdings, Inc. - Class A	365	19,236
Patria Investments Ltd. - Class A	51	588
StoneX Group, Inc.(a)	2,060	170,692
Victory Capital Holdings, Inc. - Class A	15,832	863,952
		11,879,109

The accompanying notes are an integral part of these financial statements.

9

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Chemicals — 2.5%
AdvanSix, Inc.	1,860	$ 54,982
Ashland, Inc.	7,231	647,174
Aspen Aerogels, Inc.(a)	15,540	445,843
Avient Corp.	18,579	912,786
Axalta Coating Systems Ltd.(a)	29,365	1,071,822
Cabot Corp.	6,382	670,812
Chemours Co.	59,229	1,151,412
Core Molding Technologies, Inc.(a)	402	7,176
Element Solutions, Inc.	98,821	2,642,474
Elementis PLC	436,669	930,074
Hawkins, Inc.	2,353	298,055
Huntsman Corp.	18,100	399,105
Intrepid Potash, Inc.(a)	1,040	25,667
LSB Industries, Inc.(a)	5,554	44,043
Mativ Holdings, Inc.	5,663	107,370
NewMarket Corp.	10	5,738
Olin Corp.	1,360	59,391
Orion SA	6,551	122,176
Rayonier Advanced Materials, Inc.(a)	5,378	42,916
Stepan Co.	1,910	148,273
Tronox Holdings PLC	69,735	971,409
		10,758,698
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	7,781	444,684
ACCO Brands Corp.	1,732	9,491
Acme United Corp.	469	20,678
Aris Water Solutions, Inc. - Class A	2,093	35,204
BrightView Holdings, Inc.(a)	27,017	431,462
Casella Waste Systems, Inc. - Class A(a)	8,845	954,022
Civeo Corp.	1,273	36,217
Clean Harbors, Inc.(a)	4,738	1,165,074
Driven Brands Holdings, Inc.(a)	9,738	139,643
Ennis, Inc.	2,615	62,525
Enviri Corp.(a)	44,254	528,835
HNI Corp.	16,971	913,888
Interface, Inc.	7,638	144,205
OPENLANE, Inc.(a)	29,034	503,159
Rollins, Inc.	3,636	182,455
Steelcase, Inc. - Class A	12,892	182,293
Stericycle, Inc.(a)	7,636	452,509
Tetra Tech, Inc.	1,817	431,974
UniFirst Corp./MA	2,371	449,755
Virco Mfg. Corp.	1,822	28,296
		7,116,369
Communications Equipment — 0.9%
Ciena Corp.(a)	19,996	1,152,769
Extreme Networks, Inc.(a)	25,121	395,656
Harmonic, Inc.(a)	41,201	595,354

	Shares	Value
Lumentum Holdings, Inc.(a)	5,906	$ 340,245
NETGEAR, Inc.(a)	2,917	47,343
Ribbon Communications, Inc.(a)	129,407	441,278
Viasat, Inc.(a)	43,882	688,947
Viavi Solutions, Inc.(a)	28,929	249,079
		3,910,671
Construction & Engineering — 2.3%
Ameresco, Inc. - Class A(a)	4,088	124,479
Arcosa, Inc.	21,687	1,984,144
Argan, Inc.	1,629	129,196
Construction Partners, Inc. - Class A(a)	9,112	601,210
Fluor Corp.(a)	12,384	620,067
Great Lakes Dredge & Dock Corp.(a)	5,774	57,451
IES Holdings, Inc.(a)	841	156,872
Limbach Holdings, Inc.(a)	1,236	79,883
MasTec, Inc.(a)	5,155	583,185
MDU Resources Group, Inc.	21,081	541,571
MYR Group, Inc.(a)	2,499	251,899
Orion Group Holdings, Inc.(a)	4,051	30,625
Primoris Services Corp.	20,176	1,138,733
Tutor Perini Corp.(a)	3,612	86,580
Valmont Industries, Inc.	7,289	2,082,905
WillScot Holdings Corp.(a)	32,265	1,243,493
		9,712,293
Construction Materials — 0.4%
Eagle Materials, Inc.	1,590	409,822
Summit Materials, Inc. - Class A(a)	27,437	1,111,199
		1,521,021
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	16,764	975,162
EZCORP, Inc. - Class A(a)	3,639	44,469
FirstCash Holdings, Inc.	16,520	1,983,887
LendingClub Corp.(a)	5,572	67,700
Navient Corp.	5,925	100,310
OneMain Holdings, Inc.	177	8,746
PROG Holdings, Inc.	1,866	87,254
SLM Corp.	16,342	360,504
World Acceptance Corp.(a)	210	24,748
		3,652,780
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	4,169	212,494
Grocery Outlet Holding Corp.(a)	41,910	793,775
Ingles Markets, Inc. - Class A	1,638	121,212
Natural Grocers by Vitamin Cottage, Inc.	1,745	46,452
PriceSmart, Inc.	17,677	1,583,506
SpartanNash Co.	3,974	87,786
Sprouts Farmers Market, Inc.(a)	246	25,596
United Natural Foods, Inc.(a)	5,344	80,855

The accompanying notes are an integral part of these financial statements.

10

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Village Super Market, Inc. - Class A	945	$ 30,382
Weis Markets, Inc.	1,459	98,599
		3,080,657
Containers & Packaging — 0.5%
AptarGroup, Inc.	3,394	519,927
Avery Dennison Corp.	4,629	1,026,944
Graphic Packaging Holding Co.	20,711	619,880
		2,166,751
Distributors — 0.1%
Pool Corp.	819	287,977
Diversified Consumer Services — 1.0%
ADT, Inc.	94,121	686,142
American Public Education, Inc.(a)	2,009	33,590
Bright Horizons Family Solutions, Inc.(a)	1,456	204,888
Duolingo, Inc.(a)	1,633	347,127
Frontdoor, Inc.(a)	2,625	126,210
Perdoceo Education Corp.	6,934	155,599
Stride, Inc.(a)	32,431	2,670,369
Universal Technical Institute, Inc.(a)	4,315	75,297
		4,299,222
Diversified Telecommunication Services — 0.0%(b)
ATN International, Inc.	1,084	29,008
Frontier Communications Parent, Inc.(a)	340	9,792
		38,800
Electric Utilities — 1.0%
ALLETE, Inc.	18,228	1,158,389
IDACORP, Inc.	7,779	792,758
Portland General Electric Co.	50,423	2,425,851
		4,376,998
Electrical Equipment — 0.6%
Atkore, Inc.	4,269	398,426
Babcock & Wilcox Enterprises, Inc.(a)	64,447	76,047
Bloom Energy Corp. - Class A(a)	16,459	196,027
EnerSys	4,022	407,549
LSI Industries, Inc.	937	14,908
Powell Industries, Inc.	1,232	206,286
Preformed Line Products Co.	12	1,439
Regal Rexnord Corp.	6,986	1,172,321
		2,473,003
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	1,201	127,414

	Shares	Value
Avnet, Inc.	7,679	$ 423,727
Bel Fuse, Inc. - Class B	1,187	80,514
Benchmark Electronics, Inc.	17,506	744,180
Celestica, Inc.(a)	15,955	812,429
Cognex Corp.	6,407	258,715
Coherent Corp.(a)	11,034	860,100
Daktronics, Inc.(a)	5,006	72,337
ePlus, Inc.(a)	2,718	260,819
Fabrinet(a)	3,310	806,481
Innoviz Technologies Ltd.(a)	43,004	28,340
Insight Enterprises, Inc.(a)	5,695	1,236,214
IPG Photonics Corp.(a)	2,618	178,993
Itron, Inc.(a)	3,522	360,019
Kimball Electronics, Inc.(a)	2,291	42,269
Knowles Corp.(a)	74,399	1,372,661
Littelfuse, Inc.	3,925	1,068,385
Methode Electronics, Inc.	2,110	21,986
Mirion Technologies, Inc.(a)	70,834	767,841
Napco Security Technologies, Inc.	7,815	362,460
nLight, Inc.(a)	10,266	122,576
Novanta, Inc.(a)	8,873	1,626,243
OSI Systems, Inc.(a)	3,468	519,749
PC Connection, Inc.	1,435	104,870
Plexus Corp.(a)	375	48,041
Rogers Corp.(a)	982	105,329
Sanmina Corp.(a)	12,516	868,360
ScanSource, Inc.(a)	3,281	167,134
Teledyne Technologies, Inc.(a)	772	334,122
TTM Technologies, Inc.(a)	11,589	225,406
Vishay Intertechnology, Inc.	12,073	243,271
Vishay Precision Group, Inc.(a)	1,019	28,135
		14,279,120
Energy Equipment & Services — 2.1%
Archrock, Inc.	19,219	388,800
Atlas Energy Solutions, Inc.	24,551	517,781
Bristow Group, Inc.(a)	2,610	103,904
Cactus, Inc. - Class A	2,350	139,872
Dril-Quip, Inc.(a)	7,296	118,998
Expro Group Holdings NV(a)	40,303	800,418
Geospace Technologies Corp.(a)	1,709	17,637
Helix Energy Solutions Group, Inc.(a)	16,121	180,878
Helmerich & Payne, Inc.	9,150	298,565
Hunting PLC	88,150	520,669
John Wood Group PLC(a)	226,902	391,109
KLX Energy Services Holdings, Inc.(a)	1,416	10,422
Kodiak Gas Services, Inc.	24,887	690,614
Liberty Energy, Inc.	19,194	395,204
Nabors Industries Ltd.(a)	597	44,996
Natural Gas Services Group, Inc.(a)	1,383	30,329

The accompanying notes are an integral part of these financial statements.

11

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — (Continued)
Newpark Resources, Inc.(a)	10,115	$ 83,246
Oceaneering International, Inc.(a)	16,829	454,215
Oil States International, Inc.(a)	4,415	23,355
Patterson-UTI Energy, Inc.	103,074	949,312
ProFrac Holding Corp. - Class A(a)	1,642	11,248
ProPetro Holding Corp.(a)	8,962	71,158
Ranger Energy Services, Inc.	1,823	22,696
RPC, Inc.	10,137	65,080
Select Water Solutions, Inc.	11,380	131,211
Solaris Oilfield Infrastructure, Inc. - Class A	2,674	33,906
TechnipFMC PLC	37,662	1,010,848
TETRA Technologies, Inc.(a)	86,561	275,264
Tidewater, Inc.(a)	6,429	570,252
Transocean Ltd.(a)	170,204	806,767
		9,158,754
Entertainment — 0.1%
Lions Gate Entertainment Corp. - Class B(a)	60,419	418,100
Marcus Corp.	2,576	36,450
		454,550
Financial Services — 1.0%
AvidXchange Holdings, Inc.(a)	36,035	290,802
Cannae Holdings, Inc.	6,121	122,542
Enact Holdings, Inc.	1,112	39,532
Essent Group Ltd.	11,471	737,471
Federal Agricultural Mortgage Corp. - Class C	671	132,502
International Money Express, Inc.(a)	1,872	33,977
Jack Henry & Associates, Inc.	848	146,729
Jackson Financial, Inc. - Class A	8,431	758,537
Merchants Bancorp/IN	1,400	64,190
MGIC Investment Corp.	471	11,978
NMI Holdings, Inc. - Class A(a)	5,895	242,108
Payoneer Global, Inc.(a)	16,998	126,295
PennyMac Financial Services, Inc.	2,000	216,000
Radian Group, Inc.	10,232	369,887
Shift4 Payments, Inc. - Class A(a)	7,637	634,635
Walker & Dunlop, Inc.	2,441	261,333
		4,188,518
Food Products — 0.9%
B&G Foods, Inc.	5,743	48,643
Cal-Maine Foods, Inc.	5,347	385,198
Dole PLC	7,387	119,005
Fresh Del Monte Produce, Inc.	3,735	109,211
Glanbia PLC	30,101	533,827
Hain Celestial Group, Inc.(a)	24,780	198,240

	Shares	Value
John B Sanfilippo & Son, Inc.	743	$ 70,488
Lamb Weston Holdings, Inc.	2,300	142,416
Nomad Foods Ltd.	55,372	1,040,994
Seaboard Corp.	27	83,980
TreeHouse Foods, Inc.(a)	21,510	883,846
Utz Brands, Inc.	5,296	89,449
WK Kellogg Co.	6,524	112,017
		3,817,314
Gas Utilities — 0.4%
Atmos Energy Corp.	4,211	550,546
Chesapeake Utilities Corp.	109	12,908
New Jersey Resources Corp.	11,617	537,983
Spire, Inc.	11,008	726,198
		1,827,635
Ground Transportation — 1.0%
ArcBest Corp.	2,471	262,667
Covenant Logistics Group, Inc.	622	32,761
Heartland Express, Inc.	3,945	48,839
Hertz Global Holdings, Inc.(a)	8,725	26,524
Knight-Swift Transportation Holdings, Inc.	29,369	1,538,348
Marten Transport Ltd.	6,237	108,836
RXO, Inc.(a)	34,175	972,620
Ryder System, Inc.	4,246	616,689
Schneider National, Inc. - Class B	19,907	539,679
Universal Logistics Holdings, Inc.	715	30,223
Werner Enterprises, Inc.	6,822	252,141
		4,429,327
Health Care Equipment & Supplies — 2.4%
Accuray, Inc.(a)	60,275	131,399
Alphatec Holdings, Inc.(a)	51,784	357,310
AtriCure, Inc.(a)	9,189	240,844
Avanos Medical, Inc.(a)	9,964	241,328
Bioventus, Inc. - Class A(a)	3,172	31,879
CytoSorbents Corp.(a)	2,059	2,162
Enovis Corp.(a)	23,883	1,112,948
Envista Holdings Corp.(a)	15,640	285,586
Globus Medical, Inc. - Class A(a)	17,940	1,304,238
Haemonetics Corp.(a)	11,409	862,292
Inari Medical, Inc.(a)	13,462	581,962
Integer Holdings Corp.(a)	6,749	877,842
Integra LifeSciences Holdings Corp.(a)	8,662	176,185
Lantheus Holdings, Inc.(a)	5,549	590,802
Neogen Corp.(a)	16,099	277,708
OraSure Technologies, Inc.(a)	46,772	209,539
QuidelOrtho Corp.(a)	4,714	199,167
SI-BONE, Inc.(a)	29,974	498,168
Teleflex, Inc.	2,697	661,223

The accompanying notes are an integral part of these financial statements.

12

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
TransMedics Group, Inc.(a)	5,030	$ 845,342
UFP Technologies, Inc.(a)	752	256,605
Varex Imaging Corp.(a)	12,588	157,098
Zimvie, Inc.(a)	15,221	263,932
		10,165,559
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)	31,726	2,599,311
AMN Healthcare Services, Inc.(a)	21,738	1,152,766
Chemed Corp.	625	366,356
CorVel Corp.(a)	366	117,387
Cross Country Healthcare, Inc.(a)	3,374	50,340
Encompass Health Corp.	6,166	573,747
HealthEquity, Inc.(a)	21,120	1,680,307
Molina Healthcare, Inc.(a)	1,542	539,376
National Research Corp.	30,614	697,999
NeoGenomics, Inc.(a)	36,980	610,910
Option Care Health, Inc.(a)	15,479	495,638
Patterson Cos., Inc.	18,347	412,624
Premier, Inc. - Class A	10,166	207,082
R1 RCM, Inc.(a)	34,300	483,973
RadNet, Inc.(a)	5,728	379,709
Talkspace, Inc.(a)	3,695	7,390
Tenet Healthcare Corp.(a)	9,374	1,554,584
US Physical Therapy, Inc.	16,890	1,445,784
		13,375,283
Health Care Technology — 0.4%
Evolent Health, Inc. - Class A(a)	13,291	425,046
GoodRx Holdings, Inc. - Class A(a)	39,476	311,860
Phreesia, Inc.(a)	20,477	526,464
Waystar Holding Corp.(a)	13,277	361,400
		1,624,770
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)	2,133	65,334
Bowlero Corp.	17,781	196,480
Boyd Gaming Corp.	6,264	375,965
Brinker International, Inc.(a)	20,461	1,463,371
Cheesecake Factory, Inc.	4,697	184,639
Chuy’s Holdings, Inc.(a)	958	35,638
Cracker Barrel Old Country Store, Inc.	2,016	79,793
Dalata Hotel Group PLC	99,184	483,577
Dave & Buster’s Entertainment, Inc.(a)	8,778	275,103
Full House Resorts, Inc.(a)	2,886	14,748
Hilton Grand Vacations, Inc.(a)	27,015	1,042,239
International Game Technology PLC	48,446	1,084,706

	Shares	Value
Life Time Group Holdings, Inc.(a)	9,889	$ 232,589
Monarch Casino & Resort, Inc.	1,392	105,681
Planet Fitness, Inc. - Class A(a)	5,416	439,833
Playa Hotels & Resorts NV(a)	9,056	71,361
RCI Hospitality Holdings, Inc.	10	456
Red Rock Resorts, Inc. - Class A	18,525	1,079,637
Super Group SGHC Ltd.	24,692	85,187
Target Hospitality Corp.(a)	1,214	11,764
Texas Roadhouse, Inc.	1,989	335,644
United Parks & Resorts, Inc.(a)	3,779	186,002
Wingstop, Inc.	776	299,621
		8,149,368
Household Durables — 2.5%
Century Communities, Inc.	3,026	302,812
Champion Homes, Inc.(a)	19,167	1,790,389
Cricut, Inc. - Class A	4,528	26,172
Dream Finders Homes, Inc. - Class A(a)	67,215	2,248,342
Ethan Allen Interiors, Inc.	2,137	67,273
Flexsteel Industries, Inc.	395	16,345
Hamilton Beach Brands Holding Co. - Class A	933	27,328
Hooker Furnishings Corp.	1,278	20,243
Hovnanian Enterprises, Inc. - Class A(a)	629	136,009
Installed Building Products, Inc.	5,511	1,225,150
KB Home	7,146	598,192
Landsea Homes Corp.(a)	1,694	20,175
La-Z-Boy, Inc.	4,317	175,141
Legacy Housing Corp.(a)	915	24,668
Lovesac Co.(a)	1,355	31,490
M/I Homes, Inc.(a)	5,438	866,654
Meritage Homes Corp.	1,845	365,439
Mohawk Industries, Inc.(a)	56	8,688
Smith Douglas Homes Corp.(a)	28,764	1,054,488
Taylor Morrison Home Corp.(a)	3,003	202,192
Tempur Sealy International, Inc.	8,871	465,106
TopBuild Corp.(a)	690	271,184
Tri Pointe Homes, Inc.(a)	9,213	409,426
Whirlpool Corp.	1,079	108,213
Worthington Enterprises, Inc.	3,322	152,148
		10,613,267
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,067	42,115
Central Garden & Pet Co. - Class A(a)	5,850	200,070
Church & Dwight Co., Inc.	843	85,885
Oil-Dri Corp. of America	543	37,027
WD-40 Co.	699	183,725
		548,822

The accompanying notes are an integral part of these financial statements.

13

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Independent Power and Renewable Electricity Producers — 0.7%
Montauk Renewables, Inc.(a)	1,604	$ 7,523
Ormat Technologies, Inc.	14,644	1,091,417
Talen Energy Corp.(a)	4,803	718,577
Vistra Corp.	15,666	1,338,346
		3,155,863
Insurance — 5.1%
Ambac Financial Group, Inc.(a)	3,097	36,235
AMERISAFE, Inc.	2,454	122,994
Assured Guaranty Ltd.	2,963	237,277
Axis Capital Holdings Ltd.	11,035	881,476
Brighthouse Financial, Inc.(a)	5,498	252,358
CNO Financial Group, Inc.	43,816	1,530,055
Crawford & Co. - Class A	1,199	12,673
Crawford & Co. - Class B	501	5,521
Employers Holdings, Inc.	1,650	79,117
Enstar Group Ltd.(a)	892	290,792
Fidelis Insurance Holdings Ltd.	49,691	920,277
First American Financial Corp.	28,129	1,794,630
Genworth Financial, Inc. - Class A(a)	31,554	220,247
Goosehead Insurance, Inc. - Class A(a)	35,624	3,004,528
Greenlight Capital Re Ltd. - Class A(a)	1,064	14,864
Hagerty, Inc. - Class A(a)	5,761	68,786
Hanover Insurance Group, Inc.	13,127	1,929,538
HCI Group, Inc.	606	58,073
Heritage Insurance Holdings, Inc.(a)	1,089	17,566
Horace Mann Educators Corp.	10,936	389,431
Kemper Corp.	20,152	1,259,702
Kinsale Capital Group, Inc.	1,556	764,136
Palomar Holdings, Inc.(a)	6,017	597,007
RLI Corp.	1,655	255,036
Ryan Specialty Holdings, Inc.	83,212	5,377,992
Selective Insurance Group, Inc.	10,980	998,960
SiriusPoint Ltd.(a)	8,968	134,430
Skyward Specialty Insurance Group, Inc.(a)	10,954	447,690
Stewart Information Services Corp.	1,624	120,030
TWFG, Inc.(a)	85	2,437
Universal Insurance Holdings, Inc.	1,992	42,609
White Mountains Insurance Group Ltd.	44	81,147
		21,947,614
Interactive Media & Services — 1.9%
Auto Trader Group PLC - ADR	1,558,573	4,348,419
Cargurus, Inc.(a)	15,584	451,624
Cars.com, Inc.(a)	6,615	118,011

	Shares	Value
QuinStreet, Inc.(a)	28,136	$ 537,679
Rightmove PLC - ADR	178,561	2,637,346
		8,093,079
IT Services — 1.0%
DXC Technology Co.(a)	22,387	462,739
Endava PLC - ADR(a)	49,351	1,577,752
Globant SA(a)	1,759	355,740
Kyndryl Holdings, Inc.(a)	46,533	1,102,367
Unisys Corp.(a)	52,443	290,010
Wix.com Ltd.(a)	2,994	498,860
		4,287,468
Leisure Products — 0.7%
BRP, Inc.	6,110	443,135
Brunswick Corp./DE	4,039	319,283
Clarus Corp.	1,947	8,392
Escalade, Inc.	526	7,354
Funko, Inc. - Class A(a)	3,188	33,378
JAKKS Pacific, Inc.(a)	988	24,344
Latham Group, Inc.(a)	1,408	8,800
Malibu Boats, Inc. - Class A(a)	1,909	69,430
Marine Products Corp.	571	5,367
MasterCraft Boat Holdings, Inc.(a)	1,557	28,851
Mattel, Inc.(a)	76,444	1,450,907
Polaris, Inc.	3,778	319,808
Smith & Wesson Brands, Inc.	4,601	67,819
Vista Outdoor, Inc.(a)	6,947	278,158
		3,065,026
Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	4,543	336,137
Charles River Laboratories International, Inc.(a)	1,873	370,386
ICON PLC(a)	675	217,390
Standard BioTools, Inc.(a)	48,831	104,010
Stevanato Group SpA	5,148	112,638
West Pharmaceutical Services, Inc.	473	148,347
		1,288,908
Machinery — 3.7%
Alamo Group, Inc.	5,095	944,613
Allison Transmission Holdings, Inc.	4,106	380,831
Atmus Filtration Technologies, Inc.	5,113	183,301
Chart Industries, Inc.(a)	5,303	649,087
Columbus McKinnon Corp./NY	14,218	486,398
Commercial Vehicle Group, Inc.(a)	2,206	8,008
Crane Co.	954	151,094
Enerpac Tool Group Corp.	73,607	3,035,553
Enpro, Inc.	588	94,568
Esab Corp.	2,400	251,928
ESCO Technologies, Inc.	1,274	152,765
Federal Signal Corp.	7,745	731,825

The accompanying notes are an integral part of these financial statements.

14

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Franklin Electric Co., Inc.	6,130	$ 636,662
Gates Industrial Corp. PLC(a)	28,364	515,090
Graco, Inc.	2,193	182,787
Greenbrier Cos., Inc.	3,656	177,133
Helios Technologies, Inc.	4,933	217,989
Hillman Solutions Corp.(a)	10,833	107,788
Hyster-Yale, Inc.	938	59,056
Kadant, Inc.	1,108	355,812
Kennametal, Inc.	8,763	226,699
Lindsay Corp.	1,057	131,121
Luxfer Holdings PLC	2,811	31,539
Manitowoc Co., Inc.(a)	3,404	34,346
Markforged Holding Corp.(a)	36,027	9,043
Mueller Industries, Inc.	5,470	397,724
Mueller Water Products, Inc. - Class A	70,713	1,518,208
NN, Inc.(a)	5,887	23,195
Nordson Corp.	692	177,540
Omega Flex, Inc.	13,074	617,093
Park-Ohio Holdings Corp.	831	25,129
RBC Bearings, Inc.(a)	4,200	1,250,970
SPX Technologies, Inc.(a)	2,063	336,558
Standex International Corp.	1,215	217,060
Stratasys Ltd.(a)	46,041	316,302
Terex Corp.	6,949	394,495
Timken Co.	710	60,016
Toro Co.	2,642	244,649
Trinity Industries, Inc.	8,364	276,096
Wabash National Corp.	5,123	99,694
		15,709,765
Marine Transportation — 0.9%
Costamare, Inc.	4,460	63,288
Genco Shipping & Trading Ltd.	4,673	82,198
Kirby Corp.(a)	16,910	2,027,847
Matson, Inc.	4,270	590,541
Pangaea Logistics Solutions Ltd.	3,380	22,815
Safe Bulkers, Inc.	8,806	44,999
Star Bulk Carriers Corp.	41,247	881,448
		3,713,136
Media — 0.7%
AMC Networks, Inc. - Class A(a)	4,427	43,606
Cable One, Inc.	2,117	746,708
Criteo SA - ADR(a)	32,346	1,534,171
EchoStar Corp. - Class A(a)	11,790	218,587
Nexstar Media Group, Inc.	1,857	317,324
Scholastic Corp.	2,093	66,725
TechTarget, Inc.(a)	1,917	51,088
		2,978,209

	Shares	Value
Metals & Mining — 2.0%
Alcoa Corp.	7,858	$ 252,242
Alpha Metallurgical Resources, Inc.	1,279	305,873
Arch Resources, Inc.	2,377	324,294
ATI, Inc.(a)	6,370	406,916
Caledonia Mining Corp. PLC	1,700	22,066
Capstone Copper Corp.(a)	65,749	471,779
Carpenter Technology Corp.	4,136	598,769
Century Aluminum Co.(a)	7,375	105,905
Cleveland-Cliffs, Inc.(a)	38,824	507,041
Coeur Mining, Inc.(a)	15,535	95,385
Commercial Metals Co.	14,335	768,213
Constellium SE(a)	31,313	525,119
ERO Copper Corp.(a)	29,203	600,122
Kaiser Aluminum Corp.	1,756	130,910
Materion Corp.	9,340	1,083,814
Metallus, Inc.(a)	3,276	53,268
Olympic Steel, Inc.	1,366	54,777
Radius Recycling, Inc. - Class A	2,996	45,359
Ramaco Resources, Inc.	3,507	42,750
Ramaco Resources, Inc. - Class B	676	7,659
Ryerson Holding Corp.	12,528	250,810
Stelco Holdings, Inc.	21,223	1,031,504
SunCoke Energy, Inc.	12,065	108,102
Tredegar Corp.(a)	1,709	10,476
Universal Stainless & Alloy Products, Inc.(a)	929	39,129
Warrior Met Coal, Inc.	13,766	843,993
		8,686,275
Multi-Utilities — 0.2%
Black Hills Corp.	4,464	263,912
Northwestern Energy Group, Inc.	9,832	534,762
		798,674
Oil, Gas & Consumable Fuels — 3.8%
Amplify Energy Corp.(a)	4,789	34,146
Antero Resources Corp.(a)	33,770	911,452
Ardmore Shipping Corp.	5,082	95,948
Berry Corp.	7,330	45,373
California Resources Corp.	7,895	414,251
CNX Resources Corp.(a)	44,933	1,243,296
Comstock Resources, Inc.	7,249	77,057
CONSOL Energy, Inc.	3,209	328,217
Crescent Energy Co. - Class A	10,209	121,793
CVR Energy, Inc.	3,756	95,478
Devon Energy Corp.	15,143	678,104
DHT Holdings, Inc.	73,021	790,817
Dorian LPG Ltd.	5,064	197,445
Gran Tierra Energy, Inc.(a)	3,835	28,264
Granite Ridge Resources, Inc.	7,912	50,241
Green Plains, Inc.(a)	17,239	244,277

The accompanying notes are an integral part of these financial statements.

15

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Gulfport Energy Corp.(a)	2,039	$ 295,777
Hallador Energy Co.(a)	2,810	18,855
HighPeak Energy, Inc.	2,712	43,609
International Seaways, Inc.	6,206	321,657
Kimbell Royalty Partners LP	7,199	115,040
Kosmos Energy Ltd.(a)	337,511	1,643,679
Magnolia Oil & Gas Corp. - Class A	19,556	500,829
Matador Resources Co.	10,157	576,105
Murphy Oil Corp.	13,830	515,582
Nordic American Tankers Ltd.	12,647	47,047
Northern Oil & Gas, Inc.	10,083	401,102
Par Pacific Holdings, Inc.(a)	6,722	150,842
PBF Energy, Inc. - Class A	6,218	211,785
Peabody Energy Corp.	16,492	386,078
Permian Resources Corp.	48,755	694,271
REX American Resources Corp.(a)	1,892	85,802
Riley Exploration Permian, Inc.	693	19,750
SandRidge Energy, Inc.	2,779	36,905
Scorpio Tankers, Inc.	17,430	1,246,942
SFL Corp. Ltd.	13,602	161,320
Sitio Royalties Corp. - Class A	8,335	185,287
SM Energy Co.	22,298	1,017,458
Talos Energy, Inc.(a)	13,092	150,165
Teekay Corp.(a)	7,521	62,499
Teekay Tankers Ltd. - Class A	3,633	206,645
Texas Pacific Land Corp.	99	86,020
VAALCO Energy, Inc.	12,937	84,220
Veren, Inc.	204,641	1,480,540
Viper Energy, Inc.	2,555	121,618
Vitesse Energy, Inc.	2,479	64,107
World Kinect Corp.	6,592	189,784
		16,477,479
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	2,050	68,204
Louisiana-Pacific Corp.	6,365	617,723
Stella-Jones, Inc.	4,829	332,528
Sylvamo Corp.	2,078	164,349
		1,182,804
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	13,950	503,735
Allegiant Travel Co.	1,382	58,155
Frontier Group Holdings, Inc.(a)	65,769	238,741
JetBlue Airways Corp.(a)	31,638	160,721
SkyWest, Inc.(a)	4,808	372,812
Sun Country Airlines Holdings, Inc.(a)	4,006	43,986
		1,378,150

	Shares	Value
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	6,260	$ 350,122
Coty, Inc. - Class A(a)	90,755	851,282
elf Beauty, Inc.(a)	1,594	238,765
Inter Parfums, Inc.	3,610	465,113
Medifast, Inc.	873	15,976
Nature’s Sunshine Products, Inc.(a)	1,484	20,479
Nu Skin Enterprises, Inc. - Class A	2,840	25,361
Olaplex Holdings, Inc.(a)	5,190	10,847
		1,977,945
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals, Inc.(a)	39,990	346,313
Amphastar Pharmaceuticals, Inc.(a)	6,045	294,633
Edgewise Therapeutics, Inc.(a)	13,053	244,744
Harmony Biosciences Holdings, Inc.(a)	3,526	126,866
Innoviva, Inc.(a)	5,537	107,307
Intra-Cellular Therapies, Inc.(a)	3,361	246,294
Longboard Pharmaceuticals, Inc.(a)	7,865	283,769
Phibro Animal Health Corp. - Class A	2,503	52,563
SIGA Technologies, Inc.	5,726	51,706
Supernus Pharmaceuticals, Inc.(a)	5,989	210,573
Verona Pharma PLC - ADR(a)	12,074	331,794
		2,296,562
Professional Services — 1.6%
Alight, Inc. - Class A(a)	31,915	238,086
CBIZ, Inc.(a)	1,218	89,645
Clarivate PLC(a)	169,298	1,161,384
Conduent, Inc.(a)	125,235	478,398
CRA International, Inc.	801	135,049
Exponent, Inc.	3,163	342,458
FTI Consulting, Inc.(a)	2,818	643,377
ICF International, Inc.	3,548	588,116
KBR, Inc.	27,086	1,878,685
Kelly Services, Inc. - Class A	3,199	67,531
Kforce, Inc.	21,147	1,387,032
Resources Connection, Inc.	69	720
TrueBlue, Inc.(a)	3,188	25,408
		7,035,889
Real Estate Management & Development — 1.0%
Colliers International Group, Inc.	5,281	761,837
Cushman & Wakefield PLC(a)	110,640	1,438,320
DigitalBridge Group, Inc.	25,005	312,313
FirstService Corp.	2,022	364,061
FirstService Corp.	4,029	726,275

The accompanying notes are an integral part of these financial statements.

16

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate Management & Development — (Continued)
Forestar Group, Inc.(a)	1,980	$ 61,261
Howard Hughes Holdings, Inc.(a)	1,628	122,458
Opendoor Technologies, Inc.(a)	73,808	158,687
Redfin Corp.(a)	31,552	294,696
		4,239,908
Semiconductors & Semiconductor Equipment — 2.9%
CEVA, Inc.(a)	7,000	167,580
Cohu, Inc.(a)	22,556	606,982
Credo Technology Group Holding Ltd.(a)	18,871	658,787
FormFactor, Inc.(a)	5,676	276,818
Impinj, Inc.(a)	3,008	505,645
indie Semiconductor, Inc. - Class A(a)	25,758	106,896
Lattice Semiconductor Corp.(a)	5,794	274,404
MACOM Technology Solutions Holdings, Inc.(a)	12,952	1,414,747
MaxLinear, Inc.(a)	12,650	192,027
MKS Instruments, Inc.	3,734	445,205
NVE Corp.	4,696	393,290
Onto Innovation, Inc.(a)	5,697	1,214,714
Photronics, Inc.(a)	7,677	198,527
Power Integrations, Inc.	4,503	302,151
Rambus, Inc.(a)	43,067	1,925,956
Semtech Corp.(a)	8,391	367,694
Silicon Laboratories, Inc.(a)	4,374	517,750
Silicon Motion Technology Corp. - ADR	7,305	464,379
SMART Global Holdings, Inc.(a)	5,063	104,905
Tower Semiconductor Ltd.(a)	22,411	990,342
Veeco Instruments, Inc.(a)	33,583	1,191,861
Wolfspeed, Inc.(a)	21,536	209,976
		12,530,636
Software — 5.3%
ACI Worldwide, Inc.(a)	38,943	1,961,169
Adeia, Inc.	32,299	406,967
Agilysys, Inc.(a)	4,434	501,485
Aspen Technology, Inc.(a)	7,571	1,772,674
BlackBerry Ltd.(a)	92,165	216,588
Box, Inc. - Class A(a)	9,204	300,050
Cognyte Software Ltd.(a)	53,307	408,332
CommVault Systems, Inc.(a)	1,995	310,023
Computer Modelling Group Ltd.	5,971	55,471
CoreCard Corp.(a)	9	131
CyberArk Software Ltd.(a)	1,738	498,354
Fair Isaac Corp.(a)	275	475,824
Guidewire Software, Inc.(a)	5,355	796,663
InterDigital, Inc.	2,934	406,535
JFrog Ltd.(a)	4,914	136,413
Klaviyo, Inc. - Class A(a)	11,927	375,223

	Shares	Value
LiveRamp Holdings, Inc.(a)	8,521	$ 220,864
Manhattan Associates, Inc.(a)	3,845	1,016,733
Marathon Digital Holdings, Inc.(a)	12,478	208,383
nCino, Inc.(a)	101,492	3,040,700
NCR Voyix Corp.(a)	10,666	143,884
OneSpan, Inc.(a)	16,130	260,016
Onestream, Inc.(a)	43,550	1,350,050
Q2 Holdings, Inc.(a)	12,054	894,527
Qualys, Inc.(a)	2,417	302,536
Radware Ltd.(a)	10,739	234,110
SPS Commerce, Inc.(a)	15,516	3,099,166
Tenable Holdings, Inc.(a)	15,039	620,810
Teradata Corp.(a)	14,230	401,855
Tyler Technologies, Inc.(a)	468	275,123
UiPath, Inc. - Class A(a)	8,395	108,128
Varonis Systems, Inc.(a)	4,363	246,946
Verint Systems, Inc.(a)	34,801	1,097,972
Vertex, Inc. - Class A(a)	4,737	183,275
Xperi, Inc.(a)	25,996	229,285
		22,556,265
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. - Class A(a)	3,064	24,604
Aaron’s Co., Inc.	2,008	20,261
Abercrombie & Fitch Co. - Class A(a)	2,561	377,927
Academy Sports & Outdoors, Inc.	8,732	484,451
Advance Auto Parts, Inc.	5,705	258,494
American Eagle Outfitters, Inc.	19,911	409,768
Arhaus, Inc.	12,703	156,374
Asbury Automotive Group, Inc.(a)	1,418	348,318
Boot Barn Holdings, Inc.(a)	5,206	698,489
Buckle, Inc.	3,225	135,128
Build-A-Bear Workshop, Inc.	1,208	40,323
Caleres, Inc.	12,475	525,572
Designer Brands, Inc. - Class A	3,789	25,159
Destination XL Group, Inc.(a)	4,409	12,125
Floor & Decor Holdings, Inc. - Class A(a)	1,906	214,311
Foot Locker, Inc.	8,172	254,476
Genesco, Inc.(a)	964	29,103
Group 1 Automotive, Inc.	1,224	461,154
Guess?, Inc.	3,652	75,669
Haverty Furniture Cos., Inc.	1,308	35,839
Lands’ End, Inc.(a)	1,611	24,954
ODP Corp.(a)	11,897	367,023
Revolve Group, Inc.(a)	72,285	1,656,772
Shoe Carnival, Inc.	2,062	83,387
Signet Jewelers Ltd.	9,568	804,669
Tile Shop Holdings, Inc.(a)	2,384	15,019
Tractor Supply Co.	686	183,539
Urban Outfitters, Inc.(a)	7,034	255,475
Valvoline, Inc.(a)	20,132	849,570

The accompanying notes are an integral part of these financial statements.

17

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — (Continued)
Warby Parker, Inc. - Class A(a)	37,220	$ 555,322
Wayfair, Inc. - Class A(a)	12,867	547,491
Winmark Corp.	421	151,813
		10,082,579
Technology Hardware, Storage & Peripherals — 0.0%(b)
Eastman Kodak Co.(a)	4,322	22,820
Immersion Corp.	3,373	31,706
		54,526
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	3,533	232,825
Columbia Sportswear Co.	3,552	286,753
Crocs, Inc.(a)	2,711	396,267
Dr Martens PLC	183,397	174,280
G-III Apparel Group Ltd.(a)	5,445	144,129
Gildan Activewear, Inc.	59,722	2,725,115
Levi Strauss & Co. - Class A	10,537	203,048
Movado Group, Inc.	1,330	31,734
Oxford Industries, Inc.	1,591	138,385
PVH Corp.	1,542	152,180
Rocky Brands, Inc.	884	28,500
Superior Group of Cos., Inc.	1,445	20,924
Under Armour, Inc. - Class C(a)	37,089	276,684
Unifi, Inc.(a)	750	5,122
Vera Bradley, Inc.(a)	2,217	12,925
		4,828,871
Trading Companies & Distributors — 3.0%
AerCap Holdings NV	12,577	1,225,251
Air Lease Corp.	33,573	1,553,423
Applied Industrial Technologies, Inc.	4,009	822,326
Beacon Roofing Supply, Inc.(a)	14,425	1,306,905
BlueLinx Holdings, Inc.(a)	1,255	126,303
Boise Cascade Co.	3,563	483,214
DNOW, Inc.(a)	9,229	120,162
FTAI Aviation Ltd.	1,818	232,359
GATX Corp.	9,661	1,363,167
H&E Equipment Services, Inc.	13,789	663,940
Herc Holdings, Inc.	3,368	492,974
Hudson Technologies, Inc.(a)	104	855
Karat Packaging, Inc.	860	21,792
McGrath RentCorp	15,292	1,653,830
MRC Global, Inc.(a)	8,198	107,886
Richelieu Hardware Ltd.	2,893	84,186
Rush Enterprises, Inc. - Class A	19,710	1,038,717
SiteOne Landscape Supply, Inc.(a)	6,671	946,348
Transcat, Inc.(a)	1,045	129,016
Watsco, Inc.	590	280,498

	Shares	Value
Willis Lease Finance Corp.	383	$ 41,437
		12,694,589
Water Utilities — 0.0%(b)
American States Water Co.	625	50,887
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	13,767	325,176
United States Cellular Corp.(a)	1,872	104,121
		429,297
TOTAL COMMON STOCKS (Cost $368,115,859)		406,198,831
REAL ESTATE INVESTMENT TRUSTS — 2.4%
AGNC Investment Corp.	154,893	1,581,458
Alexander & Baldwin, Inc.	29,889	591,503
Brixmor Property Group, Inc.	45,955	1,258,707
Equity Commonwealth(a)	39,782	806,381
Getty Realty Corp.	26,137	830,634
Highwoods Properties, Inc.	22,174	714,446
Kite Realty Group Trust	13,661	356,279
MFA Financial, Inc.	70,945	888,231
NNN REIT, Inc.	23,550	1,106,615
Ryman Hospitality Properties, Inc.	3,153	327,786
Safehold, Inc.	12,482	312,799
STAG Industrial, Inc.	29,740	1,206,849
Sunstone Hotel Investors, Inc.	10,604	110,600
Terreno Realty Corp.	4,358	300,876
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,440,802)		10,393,164
CLOSED END FUNDS — 0.0%(b)
Medallion Financial Corp.	799	6,456
TOTAL CLOSED END FUNDS (Cost $7,725)		6,456
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
First American Government Obligations Fund - Class X, 5.22% (c)	12,427,659	12,427,659
TOTAL SHORT-TERM INVESTMENTS (Cost $12,427,659)		12,427,659
TOTAL INVESTMENTS — 100.0% (Cost $389,992,045)		$429,026,110
Other Assets in Excess of Liabilities - 0.0%(b)		195,992
TOTAL NET ASSETS — 100.0%		$429,222,102

The accompanying notes are an integral part of these financial statements.

18

Column Small Cap Fund
Schedule of Investments
August 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

19

Column Small Cap Fund
Schedule of Forward Currency Contracts
August 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/27/2024	CAD	725,465	USD	528,285	$10,514
Bank of America	09/27/2024	USD	1,900,827	CAD	2,593,077	(25,038)
Total Unrealized Appreciation (Depreciation)						$(14,524)

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

20

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS — 93.0%
Aerospace & Defense — 4.6%
BWX Technologies, Inc.	29,971	$ 3,087,013
Curtiss-Wright Corp.	17,291	5,461,535
General Dynamics Corp.	35,962	10,765,584
HEICO Corp. - Class A	143,291	28,671,096
Hexcel Corp.	145,513	9,209,518
Howmet Aerospace, Inc.	105,587	10,206,039
L3Harris Technologies, Inc.	20,827	4,929,126
Textron, Inc.	102,164	9,317,357
Woodward, Inc.	79,027	13,169,850
		94,817,118
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	44,680	5,513,959
Automobile Components — 0.3%
Gentex Corp.	137,744	4,315,519
Lear Corp.	21,438	2,500,743
		6,816,262
Automobiles — 0.2%
Harley-Davidson, Inc.	104,839	3,925,172
Banks — 1.6%
East West Bancorp, Inc.	35,012	2,943,459
Fifth Third Bancorp	222,963	9,518,290
Huntington Bancshares, Inc./OH	548,462	8,210,476
KeyCorp	656,093	11,192,947
		31,865,172
Beverages — 0.5%
Coca-Cola Europacific Partners PLC	55,215	4,444,255
Constellation Brands, Inc. - Class A	22,979	5,531,275
		9,975,530
Broadline Retail — 0.3%
eBay, Inc.	89,382	5,282,476
Building Products — 4.4%
Advanced Drainage Systems, Inc.	24,692	3,870,718
Allegion PLC	169,458	23,527,548
Builders FirstSource, Inc.(a)	15,023	2,614,002
Lennox International, Inc.	51,183	30,207,695
Masco Corp.	353,290	28,107,752
Masterbrand, Inc.(a)	4,004	64,224
Resideo Technologies, Inc.(a)	119,318	2,405,451
		90,797,390
Capital Markets — 8.5%
Affiliated Managers Group, Inc.	16,782	2,917,215
Ameriprise Financial, Inc.	29,202	13,124,547
Ares Management Corp. - Class A	14,973	2,192,047

	Shares	Value
Carlyle Group, Inc.	137,716	$ 5,526,543
Evercore, Inc. - Class A	26,972	6,628,099
FactSet Research Systems, Inc.	31,971	13,518,618
Houlihan Lokey, Inc.	297,744	46,632,665
Intercontinental Exchange, Inc.	109,550	17,697,803
LPL Financial Holdings, Inc.	103,977	23,326,200
MSCI, Inc.	22,594	13,117,850
Raymond James Financial, Inc.	121,336	14,508,146
Stifel Financial Corp.	164,098	14,463,598
		173,653,331
Chemicals — 2.5%
Albemarle Corp.	87,942	7,936,766
CF Industries Holdings, Inc.	64,216	5,335,707
Corteva, Inc.	50,382	2,886,889
DuPont de Nemours, Inc.	33,709	2,839,983
Eastman Chemical Co.	109,097	11,168,260
Mosaic Co/The	126,685	3,619,391
Olin Corp.	75,457	3,295,207
PPG Industries, Inc.	25,317	3,284,374
Scotts Miracle-Gro Co.	148,535	10,543,014
		50,909,591
Commercial Services & Supplies — 1.4%
RB Global, Inc.	64,048	5,516,454
Republic Services, Inc.	106,226	22,117,316
		27,633,770
Consumer Finance — 0.8%
Ally Financial, Inc.	107,441	4,640,377
Discover Financial Services	19,961	2,768,790
SLM Corp.	150,697	3,324,376
Synchrony Financial	111,743	5,616,203
		16,349,746
Consumer Staples Distribution & Retail — 0.7%
Sysco Corp.	126,625	9,872,951
US Foods Holding Corp.(a)	88,938	5,266,019
		15,138,970
Containers & Packaging — 1.8%
Avery Dennison Corp.	17,956	3,983,539
Ball Corp.	115,860	7,393,027
Packaging Corp. of America	82,004	17,183,118
Sealed Air Corp.	213,056	7,446,307
		36,005,991
Distributors — 1.1%
Pool Corp.	63,164	22,209,726
Diversified Consumer Services — 0.4%
Frontdoor, Inc.(a)	99,380	4,778,191
H&R Block, Inc.	58,785	3,721,678
		8,499,869

The accompanying notes are an integral part of these financial statements.

21

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electric Utilities — 0.7%
American Electric Power Co., Inc.	37,006	$ 3,710,962
Entergy Corp.	35,645	4,301,995
FirstEnergy Corp.	75,892	3,333,177
OGE Energy Corp.	81,620	3,228,887
		14,575,021
Electrical Equipment — 3.3%
AMETEK, Inc.	263,126	45,007,702
Atkore, Inc.	16,711	1,559,638
Generac Holdings, Inc.(a)	28,451	4,453,435
nVent Electric PLC	34,155	2,321,174
Sensata Technologies Holding PLC	364,416	14,048,237
		67,390,186
Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics, Inc.(a)	112,345	15,175,563
CDW Corp./DE	8,422	1,900,340
Flex Ltd.(a)	213,577	6,939,117
Keysight Technologies, Inc.(a)	120,258	18,534,163
TE Connectivity Ltd.	31,952	4,907,827
Teledyne Technologies, Inc.(a)	58,015	25,108,892
Zebra Technologies Corp. - Class A(a)	27,237	9,407,115
		81,973,017
Energy Equipment & Services — 1.2%
ChampionX Corp.	228,469	7,112,240
Halliburton Co.	158,756	4,935,724
Helmerich & Payne, Inc.	179,662	5,862,371
Tidewater, Inc.(a)	27,348	2,425,767
Weatherford International PLC	44,540	4,674,028
		25,010,130
Entertainment — 0.2%
Take-Two Interactive Software, Inc.(a)	22,113	3,575,893
Financial Services — 1.1%
Fidelity National Information Services, Inc.	39,572	3,262,711
Global Payments, Inc.	105,470	11,708,225
Rocket Cos., Inc. - Class A(a)	196,478	3,860,793
Voya Financial, Inc.	50,604	3,584,281
		22,416,010
Food Products — 0.2%
Lamb Weston Holdings, Inc.	56,896	3,523,000
Ground Transportation — 1.9%
CSX Corp.	347,085	11,894,603
Landstar System, Inc.	24,534	4,478,927

	Shares	Value
Norfolk Southern Corp.	35,029	$ 8,973,029
Old Dominion Freight Line, Inc.	66,710	12,861,688
		38,208,247
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	71,689	17,006,065
Cooper Cos., Inc.(a)	272,178	28,777,380
DENTSPLY SIRONA, Inc.	239,046	6,045,473
Zimmer Biomet Holdings, Inc.	35,200	4,064,192
		55,893,110
Health Care Providers & Services — 2.9%
Cencora, Inc.	98,465	23,589,260
Centene Corp.(a)	201,233	15,863,198
Labcorp Holdings, Inc.	49,864	11,463,235
Molina Healthcare, Inc.(a)	25,975	9,085,795
		60,001,488
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	47,832	2,870,877
Churchill Downs, Inc.	28,948	4,022,903
Darden Restaurants, Inc.	105,283	16,650,506
Domino's Pizza, Inc.	41,146	17,043,085
Expedia Group, Inc.(a)	20,256	2,817,407
Wyndham Hotels & Resorts, Inc.	60,198	4,737,583
		48,142,361
Household Durables — 1.8%
DR Horton, Inc.	107,737	20,336,436
Garmin Ltd.	16,884	3,094,669
Lennar Corp. - Class A	16,161	2,942,272
NVR, Inc.(a)	583	5,347,544
Tempur Sealy International, Inc.	101,047	5,297,894
		37,018,815
Insurance — 5.5%
Aon PLC - Class A	10,268	3,529,317
Brown & Brown, Inc.	203,760	21,421,289
Everest Group Ltd.	11,564	4,535,863
First American Financial Corp.	64,477	4,113,633
Markel Group, Inc.(a)	3,253	5,207,012
Progressive Corp.	82,200	20,730,840
Reinsurance Group of America, Inc.	83,862	18,513,375
RenaissanceRe Holdings Ltd.	64,736	16,494,085
Travelers Cos., Inc.	17,299	3,945,383
W R Berkley Corp.	247,481	14,774,616
		113,265,413
IT Services — 0.9%
Akamai Technologies, Inc.(a)	133,727	13,618,758
ASGN, Inc.(a)	28,104	2,702,480
Cognizant Technology Solutions Corp. - Class A	34,075	2,650,013
		18,971,251

The accompanying notes are an integral part of these financial statements.

22

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Life Sciences Tools & Services — 4.5%
Agilent Technologies, Inc.	91,871	$ 13,130,203
Avantor, Inc.(a)	170,218	4,398,433
Azenta, Inc.(a)	159,401	7,893,538
Bio-Rad Laboratories, Inc. - Class A(a)	33,393	11,264,127
ICON PLC(a)	27,269	8,782,254
IQVIA Holdings, Inc.(a)	51,677	12,999,349
QIAGEN NV	251,890	11,513,892
West Pharmaceutical Services, Inc.	69,199	21,702,882
		91,684,678
Machinery — 6.2%
Cummins, Inc.	38,229	11,959,943
Dover Corp.	112,795	20,983,254
Fortive Corp.	64,951	4,832,354
ITT, Inc.	18,007	2,506,934
Nordson Corp.	81,944	21,023,553
Otis Worldwide Corp.	26,052	2,466,864
Parker-Hannifin Corp.	12,125	7,277,425
Pentair PLC	221,629	19,656,276
Snap-on, Inc.	43,517	12,347,514
Watts Water Technologies, Inc. - Class A	3,723	732,314
Westinghouse Air Brake Technologies Corp.	137,360	23,292,135
		127,078,566
Metals & Mining — 0.7%
Commercial Metals Co.	71,338	3,823,003
Freeport-McMoRan, Inc.	91,749	4,062,646
Reliance, Inc.	13,840	3,967,236
Teck Resources Ltd. - Class B	51,587	2,471,017
		14,323,902
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	266,610	7,278,453
DTE Energy Co.	47,978	5,998,209
WEC Energy Group, Inc.	128,589	11,962,635
		25,239,297
Oil, Gas & Consumable Fuels — 1.8%
Chord Energy Corp.	35,400	5,254,422
Coterra Energy, Inc.	416,744	10,139,382
Diamondback Energy, Inc.	25,784	5,030,716
EnLink Midstream LLC	17,731	254,617
EQT Corp.	103,657	3,473,546
Murphy Oil Corp.	149,441	5,571,160
Phillips 66	22,802	3,199,349
Range Resources Corp.	154,493	4,616,251
		37,539,443
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	82,748	2,988,030

	Shares	Value
Professional Services — 5.8%
Broadridge Financial Solutions, Inc.	131,453	$ 27,981,086
Equifax, Inc.	116,185	35,683,899
Exponent, Inc.	191,227	20,704,147
Jacobs Solutions, Inc.	23,910	3,607,541
Leidos Holdings, Inc.	24,980	3,959,580
Robert Half, Inc.	71,061	4,453,393
Science Applications International Corp.	39,490	5,156,999
Verisk Analytics, Inc.	66,372	18,107,609
		119,654,254
Real Estate Management & Development — 1.0%
CBRE Group, Inc. - Class A(a)	179,964	20,721,055
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	53,641	10,581,224
Entegris, Inc.	143,851	16,668,015
InterDigital, Inc.	20,315	2,814,846
Microchip Technology, Inc.	39,797	3,269,722
Monolithic Power Systems, Inc.	29,208	27,300,133
Skyworks Solutions, Inc.	114,990	12,601,754
Teradyne, Inc.	28,242	3,861,529
Universal Display Corp.	55,926	10,833,985
		87,931,208
Software — 3.9%
ANSYS, Inc.(a)	48,051	15,444,553
Aspen Technology, Inc.(a)	99,792	23,365,299
Bentley Systems, Inc. - Class B	415,120	21,366,226
Check Point Software Technologies Ltd.(a)	49,132	9,457,910
Gen Digital, Inc.	86,454	2,287,573
Synopsys, Inc.(a)	16,923	8,792,852
		80,714,413
Specialty Retail — 3.1%
AutoZone, Inc.(a)	3,296	10,486,158
Ross Stores, Inc.	211,234	31,813,953
TJX Cos., Inc.	103,657	12,155,856
Ulta Beauty, Inc.(a)	26,896	9,489,985
		63,945,952
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies, Inc. - Class C	32,059	3,704,097
NetApp, Inc.	20,962	2,530,532
		6,234,629
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	19,039	3,260,619

The accompanying notes are an integral part of these financial statements.

23

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 1.7%
Air Lease Corp.	313,691	$14,514,483
Beacon Roofing Supply, Inc.(a)	44,612	4,041,847
Ferguson Enterprises, Inc.	20,892	4,297,693
GATX Corp.	73,436	10,361,820
MSC Industrial Direct Co, Inc. - Class A	27,762	2,283,147
		35,498,990
TOTAL COMMON STOCKS (Cost $1,725,368,921)		1,906,173,051
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Americold Realty Trust, Inc.	349,654	10,139,966
Boston Properties, Inc.	158,356	11,911,538
EastGroup Properties, Inc.	16,332	3,044,285
Equity LifeStyle Properties, Inc.	57,547	4,184,242
Equity Residential	56,812	4,254,082
Essex Property Trust, Inc.	11,248	3,394,534
Extra Space Storage, Inc.	28,284	5,006,268
Invitation Homes, Inc.	67,433	2,484,232
Lamar Advertising Co. - Class A	45,552	5,729,531
Regency Centers Corp.	77,324	5,620,682
Rexford Industrial Realty, Inc.	60,577	3,084,581
SBA Communications Corp.	43,215	9,795,112
Simon Property Group, Inc.	48,504	8,117,144
VICI Properties, Inc.	159,956	5,355,327
Weyerhaeuser Co.	129,511	3,948,790
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $78,720,899)		86,070,314
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
First American Government Obligations Fund - Class X, 5.22%(b)	55,900,268	55,900,268
TOTAL SHORT-TERM INVESTMENTS (Cost $55,900,268)		55,900,268
TOTAL INVESTMENTS — 99.9% (Cost $1,859,990,088)		$2,048,143,633
Other Assets in Excess of Liabilities - 0.1%		1,073,352
TOTAL NET ASSETS — 100.0%		$2,049,216,985

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

24

Column Mid Cap Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS — 94.2%
Aerospace & Defense — 3.7%
Axon Enterprise, Inc.(a)	6,069	$2,215,003
BWX Technologies, Inc.	9,332	961,196
Curtiss-Wright Corp.	8,690	2,744,823
General Dynamics Corp.	7,438	2,226,640
HEICO Corp. - Class A	33,052	6,613,375
Hexcel Corp.	32,106	2,031,989
Howmet Aerospace, Inc.	60,116	5,810,813
Huntington Ingalls Industries, Inc.	6,185	1,748,933
L3Harris Technologies, Inc.	4,851	1,148,086
Leonardo DRS, Inc.(a)	1,652	47,148
Textron, Inc.	29,226	2,665,411
TransDigm Group, Inc.	2,302	3,161,129
Woodward, Inc.	17,756	2,959,037
		34,333,583
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,519	157,232
Expeditors International of Washington, Inc.	14,619	1,804,131
GXO Logistics, Inc.(a)	2,287	114,464
		2,075,827
Automobile Components — 0.4%
Aptiv PLC(a)	11,360	812,581
Autoliv, Inc.	2,103	215,494
BorgWarner, Inc.	25,957	884,355
Gentex Corp.	38,301	1,199,970
Lear Corp.	6,315	736,645
		3,849,045
Automobiles — 0.1%
Harley-Davidson, Inc.	24,411	913,948
Lucid Group, Inc.(a)	5,496	22,094
Rivian Automotive, Inc. - Class A(a)	6,635	93,753
Thor Industries, Inc.	1,470	157,672
		1,187,467
Banks — 2.5%
Bank OZK	3,338	144,702
BOK Financial Corp.	642	67,378
Cadence Bank	5,841	188,548
Citizens Financial Group, Inc.	12,131	522,240
Columbia Banking System, Inc.	3,061	77,076
Comerica, Inc.	4,100	234,151
Commerce Bancshares, Inc./MO	23,751	1,519,114
Cullen/Frost Bankers, Inc.	1,549	173,844
East West Bancorp, Inc.	12,616	1,060,627
Fifth Third Bancorp	74,067	3,161,920
First Citizens BancShares, Inc./NC - Class A	279	566,565
First Hawaiian, Inc.	32,439	789,241
First Horizon Corp.	14,938	247,821

	Shares	Value
FNB Corp./PA	9,646	$ 144,497
Home BancShares, Inc./AR	4,923	137,056
Huntington Bancshares, Inc./OH	165,852	2,482,804
KeyCorp	163,824	2,794,837
M&T Bank Corp.	4,440	764,168
Old National Bancorp/IN	8,019	159,177
Pinnacle Financial Partners, Inc.	2,133	212,383
PNC Financial Services Group, Inc.	4,619	854,931
Popular, Inc.	2,132	218,530
Prosperity Bancshares, Inc.	2,319	170,632
Regions Financial Corp.	26,037	609,787
SouthState Corp.	2,008	194,957
Synovus Financial Corp.	4,314	198,962
Truist Financial Corp.	41,776	1,857,361
United Bankshares, Inc./WV	3,736	145,218
US Bancorp	39,212	1,851,983
Webster Financial Corp.	4,761	225,814
Westamerica BanCorp	15,362	795,598
Western Alliance Bancorp	3,598	293,885
Wintrust Financial Corp.	1,730	188,224
Zions Bancorp NA	4,739	234,865
		23,288,896
Beverages — 0.6%
Celsius Holdings, Inc.(a)	3,743	142,346
Coca-Cola Consolidated, Inc.	197	264,453
Coca-Cola Europacific Partners PLC	12,856	1,034,780
Constellation Brands, Inc. - Class A	5,351	1,288,039
Heineken NV	12,663	1,141,861
Molson Coors Beverage Co. - Class B	2,463	132,928
Pernod Ricard SA	9,280	1,321,887
		5,326,294
Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.(a)	5,718	1,502,061
Biogen, Inc.(a)	1,445	295,878
BioMarin Pharmaceutical, Inc.(a)	4,394	400,777
CRISPR Therapeutics AG(a)	914	43,616
Exelixis, Inc.(a)	7,917	206,079
Halozyme Therapeutics, Inc.(a)	26	1,660
Incyte Corp.(a)	4,651	305,385
Krystal Biotech, Inc.(a)	477	93,072
Madrigal Pharmaceuticals, Inc.(a)	297	73,398
Moderna, Inc.(a)	3,046	235,760
Natera, Inc.(a)	17,689	2,091,901
Neurocrine Biosciences, Inc.(a)	9,095	1,155,611
Roivant Sciences Ltd.(a)	8,968	109,679
Sarepta Therapeutics, Inc.(a)	5,756	781,550

The accompanying notes are an integral part of these financial statements.

25

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Biotechnology — (Continued)
United Therapeutics Corp.(a)	629	$ 228,673
Vaxcyte, Inc.(a)	2,347	189,544
Viking Therapeutics, Inc.(a)	2,039	130,741
		7,845,385
Broadline Retail — 0.2%
Dillard's, Inc. - Class A	115	38,982
eBay, Inc.	29,153	1,722,942
Macy's, Inc.	10,045	156,401
		1,918,325
Building Products — 3.3%
A O Smith Corp.	3,336	279,290
Advanced Drainage Systems, Inc.	7,983	1,251,415
Allegion PLC	41,402	5,748,254
AZEK Co., Inc.(a)	3,872	165,063
Builders FirstSource, Inc.(a)	7,097	1,234,878
Carlisle Cos., Inc.	5,254	2,226,645
Fortune Brands Innovations, Inc.	3,295	261,656
Johnson Controls International PLC	10,581	770,826
Lennox International, Inc.	12,705	7,498,364
Masco Corp.	78,144	6,217,137
Masterbrand, Inc.(a)	930	14,918
Owens Corning	2,617	441,566
Resideo Technologies, Inc.(a)	27,742	559,279
Simpson Manufacturing Co., Inc.	1,344	246,033
Trane Technologies PLC	8,719	3,153,313
Trex Co., Inc.(a)	3,280	209,067
UFP Industries, Inc.	2,117	257,575
Zurn Elkay Water Solutions Corp.	3,476	112,727
		30,648,006
Capital Markets — 7.0%
Affiliated Managers Group, Inc.	4,696	816,306
AllianceBernstein Holding LP	16,277	560,580
Ameriprise Financial, Inc.	6,802	3,057,091
Ares Management Corp. - Class A	28,087	4,111,937
Bank of New York Mellon Corp.	40,324	2,750,903
Blue Owl Capital, Inc. - Class A	51,827	914,228
Carlyle Group, Inc.	39,082	1,568,361
Cboe Global Markets, Inc.	2,635	541,229
Coinbase Global, Inc. - Class A(a)	2,691	493,422
Evercore, Inc. - Class A	17,275	4,245,158
FactSet Research Systems, Inc.	8,409	3,555,662
Franklin Resources, Inc.	7,210	145,930

	Shares	Value
Freedom Holding Corp./NV(a)	361	$ 32,649
Hamilton Lane, Inc. - Class A	1,053	160,940
Houlihan Lokey, Inc.	66,143	10,359,317
Intercontinental Exchange, Inc.	22,659	3,660,561
Invesco Ltd.	11,118	190,007
Jefferies Financial Group, Inc.	23,791	1,426,270
LPL Financial Holdings, Inc.	30,288	6,794,810
MarketAxess Holdings, Inc.	995	241,178
Morningstar, Inc.	664	208,343
MSCI, Inc.	5,281	3,066,096
Northern Trust Corp.	39,642	3,615,747
Raymond James Financial, Inc.	30,280	3,620,580
SEI Investments Co.	3,268	221,015
State Street Corp.	7,503	653,511
Stifel Financial Corp.	36,529	3,219,666
T Rowe Price Group, Inc.	19,723	2,091,427
Tradeweb Markets, Inc. - Class A	21,205	2,507,279
		64,830,203
Chemicals — 1.9%
Akzo Nobel NV	19,495	1,249,262
Albemarle Corp.	18,896	1,705,364
Axalta Coating Systems Ltd.(a)	5,600	204,400
CF Industries Holdings, Inc.	20,597	1,711,405
Corteva, Inc.	17,401	997,077
DuPont de Nemours, Inc.	16,386	1,380,520
Eastman Chemical Co.	25,949	2,656,399
FMC Corp.	723	46,691
International Flavors & Fragrances, Inc.	5,416	563,210
LyondellBasell Industries NV - Class A	7,538	744,001
Mosaic Co.	35,366	1,010,407
NewMarket Corp.	249	142,869
Olin Corp.	21,033	918,511
PPG Industries, Inc.	11,377	1,475,938
RPM International, Inc.	3,512	408,270
Scotts Miracle-Gro Co.	30,722	2,180,648
Westlake Corp.	971	141,222
		17,536,194
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(a)	10,877	2,674,654
MSA Safety, Inc.	940	171,672
RB Global, Inc.	14,913	1,284,457
Republic Services, Inc.	24,785	5,160,485
Rollins, Inc.	7,442	373,440
Tetra Tech, Inc.	1,247	296,462
Veralto Corp.	2,173	244,310
		10,205,480
Communications Equipment — 0.7%
Ciena Corp.(a)	3,442	198,431
F5, Inc.(a)	9,512	1,932,363

The accompanying notes are an integral part of these financial statements.

26

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Communications Equipment — (Continued)
Juniper Networks, Inc.	22,623	$ 879,582
Motorola Solutions, Inc.	7,248	3,203,906
		6,214,282
Construction & Engineering — 1.1%
AECOM	2,930	293,410
API Group Corp.(a)	5,044	179,314
Comfort Systems USA, Inc.	5,742	2,029,912
EMCOR Group, Inc.	4,474	1,758,550
Fluor Corp.(a)	5,195	260,114
MasTec, Inc.(a)	408	46,157
Quanta Services, Inc.	13,342	3,670,784
Vinci SA	14,426	1,725,816
WillScot Holdings Corp.(a)	4,527	174,471
		10,138,528
Construction Materials — 0.3%
CRH PLC	5,093	462,292
Eagle Materials, Inc.	996	256,719
Martin Marietta Materials, Inc.	1,663	888,308
Summit Materials, Inc. - Class A(a)	2,903	117,571
Vulcan Materials Co.	3,146	771,431
		2,496,321
Consumer Finance — 0.7%
Ally Financial, Inc.	34,351	1,483,620
Credit Acceptance Corp.(a)	144	67,180
Discover Financial Services	12,324	1,709,462
FirstCash Holdings, Inc.	970	116,487
OneMain Holdings, Inc.	3,794	187,462
SLM Corp.	35,087	774,019
SoFi Technologies, Inc.(a)	20,958	167,455
Synchrony Financial	38,166	1,918,223
		6,423,908
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.(a)	3,472	277,621
Casey's General Stores, Inc.	1,048	379,701
Dollar General Corp.	3,074	255,050
Dollar Tree, Inc.(a)	20,237	1,709,824
Koninklijke Ahold Delhaize NV	75,034	2,577,453
Kroger Co.	15,765	838,856
Performance Food Group Co.(a)	3,655	272,809
Sprouts Farmers Market, Inc.(a)	3,339	347,423
Sysco Corp.	35,925	2,801,072
US Foods Holding Corp.(a)	25,737	1,523,888
		10,983,697
Containers & Packaging — 2.0%
Amcor PLC	34,285	392,220
AptarGroup, Inc.	1,710	261,955
Avery Dennison Corp.	14,708	3,262,970
Ball Corp.	34,468	2,199,403

	Shares	Value
Berry Global Group, Inc.	2,699	$ 185,853
Crown Holdings, Inc.	2,937	265,534
Graphic Packaging Holding Co.	53,888	1,612,868
International Paper Co.	9,327	451,613
Packaging Corp. of America	32,035	6,712,614
Sealed Air Corp.	45,125	1,577,119
Smurfit WestRock PLC	8,529	404,445
Sonoco Products Co.	16,419	928,823
		18,255,417
Distributors — 0.6%
Genuine Parts Co.	1,595	228,500
Pool Corp.	15,616	5,490,898
		5,719,398
Diversified Consumer Services — 0.3%
ADT, Inc.	8,058	58,743
Duolingo, Inc.(a)	3,946	838,801
Frontdoor, Inc.(a)	23,144	1,112,764
H&R Block, Inc.	13,687	866,524
Service Corp. International/US	3,549	277,780
		3,154,612
Diversified Telecommunication Services — 0.1%
BCE, Inc.	31,585	1,106,465
Frontier Communications Parent, Inc.(a)	8,632	248,601
Iridium Communications, Inc.	12	310
		1,355,376
Electric Utilities — 1.9%
Alliant Energy Corp.	3,097	180,462
American Electric Power Co., Inc.	8,620	864,414
Avangrid, Inc.	484	17,274
Duke Energy Corp.	13,404	1,527,386
Edison International	28,906	2,515,689
Entergy Corp.	13,563	1,636,919
Evergy, Inc.	34,304	2,028,739
Eversource Energy	34,362	2,320,466
Exelon Corp.	11,566	440,549
FirstEnergy Corp.	17,673	776,198
IDACORP, Inc.	6	611
NRG Energy, Inc.	4,988	424,030
OGE Energy Corp.	23,247	919,651
Pinnacle West Capital Corp.	5,085	445,039
PPL Corp.	13,879	442,879
Xcel Energy, Inc.	43,762	2,679,547
		17,219,853
Electrical Equipment — 2.5%
Acuity Brands, Inc.	985	250,880
AMETEK, Inc.	60,497	10,348,012
Atkore, Inc.	8,171	762,599
Emerson Electric Co.	24,100	2,539,899
Generac Holdings, Inc.(a)	7,114	1,113,554
Hubbell, Inc.	1,304	521,496

The accompanying notes are an integral part of these financial statements.

27

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment — (Continued)
NEXTracker, Inc. - Class A(a)	1,430	$ 58,158
nVent Electric PLC	7,882	535,661
Rockwell Automation, Inc.	2,082	566,366
Sensata Technologies Holding PLC	79,069	3,048,110
Vertiv Holdings Co. - Class A	36,778	3,053,677
		22,798,412
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(a)	24,650	3,329,722
CDW Corp./DE	5,667	1,278,702
Cognex Corp.	1,052	42,480
Coherent Corp.(a)	21,623	1,685,513
Corning, Inc.	12,097	506,260
Fabrinet(a)	1,119	272,644
Flex Ltd.(a)	114,296	3,713,477
Insight Enterprises, Inc.(a)	1,049	227,706
IPG Photonics Corp.(a)	5	342
Jabil, Inc.	3,846	420,291
Keysight Technologies, Inc.(a)	29,166	4,495,064
Littelfuse, Inc.	309	84,110
Novanta, Inc.(a)	794	145,524
TD SYNNEX Corp.	1,367	165,981
TE Connectivity Ltd.	15,527	2,384,947
Teledyne Technologies, Inc.(a)	13,290	5,751,912
Trimble, Inc.(a)	3,964	224,719
Vontier Corp.	3,861	135,251
Zebra Technologies Corp. - Class A(a)	9,837	3,397,503
		28,262,148
Energy Equipment & Services — 1.2%
Baker Hughes Co.	76,873	2,703,623
ChampionX Corp.	49,164	1,530,475
Halliburton Co.	59,873	1,861,452
Helmerich & Payne, Inc.	37,160	1,212,531
NOV, Inc.	9,509	168,975
TechnipFMC PLC	74,617	2,002,720
Tidewater, Inc.(a)	6,393	567,059
Valaris Ltd.(a)	1,662	101,482
Weatherford International PLC	12,763	1,339,349
		11,487,666
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One - Class A(a)	242	17,090
Liberty Media Corp.-Liberty Formula One - Class C(a)	2,097	163,671
Live Nation Entertainment, Inc. (a)	2,981	291,154
Roku, Inc.(a)	3,296	223,370
Spotify Technology SA(a)	7,380	2,530,454

	Shares	Value
Take-Two Interactive Software, Inc.(a)	5,145	$ 831,998
Warner Bros Discovery, Inc.(a)	25,908	203,119
		4,260,856
Financial Services — 1.0%
Affirm Holdings, Inc.(a)	6,105	268,681
Corpay, Inc.(a)	1,606	506,773
Edenred SE	18,688	791,935
Equitable Holdings, Inc.	9,728	413,635
Essent Group Ltd.	2,889	185,734
Fidelity National Information Services, Inc.	9,206	759,035
Global Payments, Inc.	21,815	2,421,683
Jack Henry & Associates, Inc.	1,864	322,528
MGIC Investment Corp.	8,484	215,748
Rocket Cos., Inc. - Class A(a)	45,752	899,027
Shift4 Payments, Inc. - Class A(a)	1,355	112,601
Toast, Inc. - Class A(a)	36,554	908,732
Voya Financial, Inc.	14,428	1,021,935
WEX, Inc.(a)	1,070	204,391
		9,032,438
Food Products — 1.1%
Archer-Daniels-Midland Co.	10,829	660,461
Bunge Global SA	4,406	446,680
Campbell Soup Co.	3,481	173,075
Conagra Brands, Inc.	111,432	3,476,679
Darling Ingredients, Inc.(a)	1,173	48,949
General Mills, Inc.	40,185	2,904,974
Hormel Foods Corp.	2,224	72,391
Ingredion, Inc.	1,914	257,069
Kellanova	3,307	266,577
Lamb Weston Holdings, Inc.	16,874	1,044,838
McCormick & Co., Inc./MD	3,900	312,117
Pilgrim's Pride Corp.(a)	1,041	48,490
Post Holdings, Inc.(a)	1,070	123,874
Tyson Foods, Inc. - Class A	7,009	450,749
		10,286,923
Gas Utilities — 0.3%
Atmos Energy Corp.	2,933	383,460
ONE Gas, Inc.	18,531	1,277,527
Spire, Inc.	21,296	1,404,897
UGI Corp.	14	349
		3,066,233
Ground Transportation — 1.7%
CSX Corp.	94,384	3,234,540
JB Hunt Transport Services, Inc.	2,394	414,641
Knight-Swift Transportation Holdings, Inc.	4,143	217,010
Landstar System, Inc.	6,764	1,234,836
Norfolk Southern Corp.	17,259	4,421,065

The accompanying notes are an integral part of these financial statements.

28

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Ground Transportation — (Continued)
Old Dominion Freight Line, Inc.	15,748	$ 3,036,214
Ryder System, Inc.	1,543	224,105
Saia, Inc.(a)	722	271,349
U-Haul Holding Co.	3,142	214,756
U-Haul Holding Co.(a)	282	20,028
XPO, Inc.(a)	20,330	2,330,225
		15,618,769
Health Care Equipment & Supplies — 3.4%
Align Technology, Inc.(a)	17,302	4,104,380
Baxter International, Inc.	7,989	303,103
Becton Dickinson & Co.	7,953	1,927,887
Cooper Cos., Inc.(a)	91,818	9,707,917
DENTSPLY SIRONA, Inc.	83,714	2,117,127
Envista Holdings Corp.(a)	44,006	803,550
GE HealthCare Technologies, Inc.	24,898	2,111,848
Globus Medical, Inc. - Class A(a)	940	68,338
Hologic, Inc.(a)	16,923	1,374,825
Lantheus Holdings, Inc.(a)	6	639
Masimo Corp.(a)	1,206	141,729
Medtronic PLC	13,787	1,221,252
ResMed, Inc.	2,878	705,168
STERIS PLC	2,083	502,211
Teleflex, Inc.	1,124	275,571
Zimmer Biomet Holdings, Inc.	51,679	5,966,857
		31,332,402
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.(a)	2,267	185,735
Cardinal Health, Inc.	19,020	2,143,934
Cencora, Inc.	32,388	7,759,193
Centene Corp.(a)	62,747	4,946,346
Chemed Corp.	360	211,021
DaVita, Inc.(a)	1,254	189,254
Encompass Health Corp.	32,577	3,031,290
Ensign Group, Inc.	1,675	253,528
Henry Schein, Inc.(a)	42,321	2,985,747
Labcorp Holdings, Inc.	19,888	4,572,052
Molina Healthcare, Inc.(a)	7,786	2,723,465
Quest Diagnostics, Inc.	17,116	2,686,699
Tenet Healthcare Corp.(a)	24,445	4,053,959
Universal Health Services, Inc. - Class B	7,865	1,871,634
		37,613,857
Health Care Technology — 0.0%(b)
Doximity, Inc. - Class A(a)	639	23,502
Veeva Systems, Inc. - Class A(a)	1,891	409,288
		432,790

	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Aramark	3,170	$ 116,117
Boyd Gaming Corp.	11,901	714,298
Caesars Entertainment, Inc.(a)	1,436	54,051
Carnival Corp.(a)	30,501	503,266
Cava Group, Inc.(a)	13,590	1,549,804
Choice Hotels International, Inc.	447	57,033
Churchill Downs, Inc.	8,547	1,187,777
Darden Restaurants, Inc.	31,266	4,944,718
Domino's Pizza, Inc.	9,519	3,942,865
Expedia Group, Inc.(a)	4,720	656,505
Hilton Worldwide Holdings, Inc.	14,490	3,182,584
Hyatt Hotels Corp. - Class A	1,023	155,414
Light & Wonder, Inc. - Class A(a)	2,215	243,251
MGM Resorts International(a)	4,187	157,389
Norwegian Cruise Line Holdings Ltd.(a)	11,884	212,605
Red Rock Resorts, Inc. - Class A	1,312	76,463
Texas Roadhouse, Inc.	15,542	2,622,712
Vail Resorts, Inc.	857	155,717
Wyndham Hotels & Resorts, Inc.	15,983	1,257,862
		21,790,431
Household Durables — 1.8%
DR Horton, Inc.	22,283	4,206,139
Garmin Ltd.	12,975	2,378,188
Installed Building Products, Inc.	745	165,621
Lennar Corp. - Class A	3,763	685,092
Meritage Homes Corp.	1,230	243,626
Mohawk Industries, Inc.(a)	5,704	884,919
NVR, Inc.(a)	226	2,072,976
PulteGroup, Inc.	19,056	2,508,722
Taylor Morrison Home Corp.(a)	3,371	226,969
Tempur Sealy International, Inc.	27,774	1,456,191
Toll Brothers, Inc.	3,488	502,516
TopBuild Corp.(a)	2,909	1,143,295
Whirlpool Corp.	502	50,346
		16,524,600
Household Products — 0.4%
Church & Dwight Co., Inc.	5,136	523,256
Clorox Co.	2,345	371,237
Kimberly-Clark Corp.	15,001	2,170,045
Reckitt Benckiser Group PLC	13,395	767,999
Reynolds Consumer Products, Inc.	1,304	41,076
		3,873,613
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	10,081	172,688
Clearway Energy, Inc. - Class A	381	10,238

The accompanying notes are an integral part of these financial statements.

29

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Independent Power and Renewable Electricity Producers — (Continued)
Clearway Energy, Inc. - Class C	991	$ 28,699
Vistra Corp.	22,077	1,886,038
		2,097,663
Insurance — 5.1%
Aflac, Inc.	5,167	570,230
Allstate Corp.	14,774	2,791,400
American Financial Group, Inc./OH	2,037	272,184
Aon PLC - Class A	2,393	822,522
Arch Capital Group Ltd.(a)	24,916	2,817,750
Arthur J Gallagher & Co.	6,144	1,797,550
Assurant, Inc.	1,601	314,356
Axis Capital Holdings Ltd.	2,543	203,135
Brown & Brown, Inc.	62,199	6,538,981
Cincinnati Financial Corp.	3,918	536,884
CNA Financial Corp.	593	30,789
Erie Indemnity Co. - Class A	750	381,172
Everest Group Ltd.	3,892	1,526,598
First American Financial Corp.	17,603	1,123,071
Globe Life, Inc.	2,464	258,843
Hanover Insurance Group, Inc.	9,523	1,399,786
Hartford Financial Services Group, Inc.	9,394	1,090,643
Kinsale Capital Group, Inc.	274	134,559
Loews Corp.	5,022	411,503
Markel Group, Inc.(a)	1,078	1,725,533
Old Republic International Corp.	7,080	253,960
Primerica, Inc.	1,056	277,971
Principal Financial Group, Inc.	6,087	495,604
Progressive Corp.	17,002	4,287,904
Reinsurance Group of America, Inc.	22,685	5,007,941
RenaissanceRe Holdings Ltd.	15,050	3,834,589
RLI Corp.	1,093	168,431
Ryan Specialty Holdings, Inc.	1,629	105,282
Selective Insurance Group, Inc.	1,561	142,020
Travelers Cos., Inc.	4,030	919,122
Unum Group	3,390	188,111
W R Berkley Corp.	65,435	3,906,469
Willis Towers Watson PLC	9,442	2,758,103
		47,092,996
Interactive Media & Services — 0.1%
Pinterest, Inc. - Class A(a)	14,356	459,966
IT Services — 1.4%
Akamai Technologies, Inc.(a)	31,828	3,241,364
Amdocs Ltd.	23,504	2,044,143
ASGN, Inc.(a)	6,544	629,271

	Shares	Value
Cognizant Technology Solutions Corp. - Class A	24,608	$ 1,913,764
EPAM Systems, Inc.(a)	1,606	322,421
Gartner, Inc.(a)	3,167	1,558,037
GoDaddy, Inc. - Class A(a)	16,408	2,746,863
Twilio, Inc. - Class A(a)	4,740	297,482
		12,753,345
Leisure Products — 0.0%(b)
Brunswick Corp./DE	2,070	163,633
Hasbro, Inc.	961	65,502
Mattel, Inc.(a)	4,464	84,727
		313,862
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	19,002	2,715,766
Avantor, Inc.(a)	39,668	1,025,021
Azenta, Inc.(a)	37,805	1,872,104
Bio-Rad Laboratories, Inc. - Class A(a)	7,056	2,380,130
Bio-Techne Corp.	3,151	233,142
Bruker Corp.	15,166	1,019,004
ICON PLC(a)	15,773	5,079,852
Illumina, Inc.(a)	1,198	157,417
IQVIA Holdings, Inc.(a)	10,689	2,688,818
Medpace Holdings, Inc.(a)	711	252,597
QIAGEN NV	52,100	2,381,491
Revvity, Inc.	1,899	232,703
Waters Corp.(a)	1,575	545,501
West Pharmaceutical Services, Inc.	17,390	5,454,026
		26,037,572
Machinery — 5.1%
AGCO Corp.	969	88,218
Allison Transmission Holdings, Inc.	2,215	205,441
Crane Co.	637	100,888
Cummins, Inc.	13,436	4,203,453
Donaldson Co., Inc.	3,347	243,427
Dover Corp.	29,416	5,472,258
Esab Corp.	1,481	155,461
Fortive Corp.	15,098	1,123,291
Graco, Inc.	4,391	365,990
IDEX Corp.	1,524	314,675
Ingersoll Rand, Inc.	21,098	1,929,412
ITT, Inc.	20,463	2,848,859
Lincoln Electric Holdings, Inc.	1,500	290,415
Middleby Corp.(a)	1,292	181,681
Mueller Industries, Inc.	3,703	269,245
Nordson Corp.	18,903	4,849,754
Oshkosh Corp.	17,884	1,929,862
Otis Worldwide Corp.	6,068	574,579
Parker-Hannifin Corp.	5,113	3,068,823
Pentair PLC	54,837	4,863,493
RBC Bearings, Inc.(a)	742	221,005

The accompanying notes are an integral part of these financial statements.

30

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Snap-on, Inc.	10,400	$ 2,950,896
Timken Co.	9,201	777,760
Toro Co.	2,551	236,223
Watts Water Technologies, Inc. - Class A	1,602	315,113
Weir Group PLC	9,418	249,950
Westinghouse Air Brake Technologies Corp.	47,952	8,131,221
Xylem, Inc./NY	5,043	693,564
		46,654,957
Marine Transportation — 0.1%
Kirby Corp.(a)	6,433	771,445
Media — 0.9%
Fox Corp. - Class A	4,214	174,333
Fox Corp. - Class B	19,293	741,430
Interpublic Group of Cos., Inc.	67,635	2,205,577
Liberty Broadband Corp. - Class A(a)	247	15,129
Liberty Broadband Corp. - Class C(a)	1,799	112,222
New York Times Co. - Class A	4,023	220,983
News Corp. - Class A	10,644	301,545
News Corp. - Class B	3,179	93,558
Nexstar Media Group, Inc.	345	58,954
Omnicom Group, Inc.	7,779	781,245
Paramount Global - Class A	226	5,010
Paramount Global - Class B	12,172	127,441
Trade Desk, Inc. - Class A(a)	30,623	3,201,022
		8,038,449
Metals & Mining — 0.7%
Alcoa Corp.	4,645	149,105
ATI, Inc.(a)	3,522	224,985
Cleveland-Cliffs, Inc.(a)	16,936	221,184
Commercial Metals Co.	18,631	998,435
Freeport-McMoRan, Inc.	21,365	946,042
Reliance, Inc.	4,843	1,388,246
Royal Gold, Inc.	1,705	238,990
Steel Dynamics, Inc.	18,055	2,157,753
Teck Resources Ltd. - Class B	12,015	575,519
United States Steel Corp.	52	1,971
		6,902,230
Multi-Utilities — 1.4%
Ameren Corp.	2,429	200,417
CenterPoint Energy, Inc.	70,071	1,912,938
CMS Energy Corp.	10,429	707,712
Consolidated Edison, Inc.	5,168	524,862
DTE Energy Co.	14,478	1,810,039
Northwestern Energy Group, Inc.	47,233	2,569,003

	Shares	Value
Public Service Enterprise Group, Inc.	8,929	$ 721,017
WEC Energy Group, Inc.	51,966	4,834,397
		13,280,385
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	9,335	138,811
Antero Resources Corp.(a)	6,133	165,530
APA Corp.	6,588	187,692
Chesapeake Energy Corp.	3,700	275,613
Chord Energy Corp.	9,511	1,411,718
Civitas Resources, Inc.	3,216	197,237
Coterra Energy, Inc.	152,574	3,712,125
Devon Energy Corp.	10,434	467,234
Diamondback Energy, Inc.	22,619	4,413,193
DT Midstream, Inc.	2,560	201,190
EnLink Midstream LLC	11,011	158,118
Enterprise Products Partners LP	100,064	2,935,878
EQT Corp.	69,990	2,345,365
Hess Midstream LP - Class A	1,866	69,695
HF Sinclair Corp.	5,097	250,467
Kinetik Holdings, Inc.	233	10,308
Marathon Oil Corp.	18,427	527,934
Matador Resources Co.	3,516	199,427
Murphy Oil Corp.	35,353	1,317,960
Occidental Petroleum Corp.	26,591	1,515,155
Ovintiv, Inc.	8,564	366,796
Permian Resources Corp.	15,979	227,541
Phillips 66	5,313	745,467
Range Resources Corp.	43,153	1,289,412
Southwestern Energy Co.(a)	312	1,991
Targa Resources Corp.	27,787	4,081,910
Texas Pacific Land Corp.	495	430,101
Viper Energy, Inc.	2,417	115,049
		27,758,917
Paper & Forest Products — 0.0%(b)
Louisiana-Pacific Corp.	531	51,534
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	19,271	695,876
Delta Air Lines, Inc.	11,806	501,637
Southwest Airlines Co.	65,460	1,893,103
United Airlines Holdings, Inc.(a)	2,944	129,654
		3,220,270
Personal Care Products — 0.4%
elf Beauty, Inc.(a)	4,642	695,325
Estee Lauder Cos., Inc. - Class A	2,567	235,291
Kenvue, Inc.	116,248	2,551,644
		3,482,260
Pharmaceuticals — 0.1%
Catalent, Inc.(a)	2,849	173,675
Elanco Animal Health, Inc.(a)	12,769	197,536

The accompanying notes are an integral part of these financial statements.

31

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — (Continued)
Jazz Pharmaceuticals PLC(a)	1,157	$ 134,189
Royalty Pharma PLC - Class A	4,374	126,977
Viatris, Inc.	33,435	403,895
		1,036,272
Professional Services — 3.5%
Booz Allen Hamilton Holding Corp.	3,164	502,380
Broadridge Financial Solutions, Inc.	32,222	6,858,775
Clarivate PLC(a)	10,595	72,682
Equifax, Inc.	29,769	9,142,953
ExlService Holdings, Inc.(a)	3,485	127,342
Exponent, Inc.	44,437	4,811,194
FTI Consulting, Inc.(a)	6	1,370
Genpact Ltd.	1,869	73,321
Jacobs Solutions, Inc.	5,549	837,233
KBR, Inc.	1,061	73,591
Leidos Holdings, Inc.	8,720	1,382,207
Parsons Corp.(a)	8,056	769,026
Paycom Software, Inc.	336	54,694
Paylocity Holding Corp.(a)	298	48,097
Robert Half, Inc.	19,751	1,237,795
Science Applications International Corp.	9,188	1,199,861
SS&C Technologies Holdings, Inc.	4,359	327,317
TriNet Group, Inc.	855	87,920
Verisk Analytics, Inc.	17,227	4,699,870
		32,307,628
Real Estate Management & Development — 1.0%
CBRE Group, Inc. - Class A(a)	43,638	5,024,479
CoStar Group, Inc.(a)	8,580	663,234
Jones Lang LaSalle, Inc.(a)	11,871	3,029,836
Zillow Group, Inc. - Class A(a)	842	44,988
Zillow Group, Inc. - Class C(a)	3,391	187,522
		8,950,059
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.(a)	475	11,652
Amkor Technology, Inc.	4,189	137,818
Applied Materials, Inc.	11,095	2,188,600
Astera Labs, Inc.(a)	14,127	608,309
Cirrus Logic, Inc.(a)	257	37,442
Enphase Energy, Inc.(a)	3,234	391,443
Entegris, Inc.	32,798	3,800,304
First Solar, Inc.(a)	1,089	247,606
GLOBALFOUNDRIES, Inc.(a)	2,010	93,827
InterDigital, Inc.	4,726	654,835
Lattice Semiconductor Corp.(a)	872	41,298

	Shares	Value
MACOM Technology Solutions Holdings, Inc.(a)	24,293	$ 2,653,524
Microchip Technology, Inc.	9,265	761,212
Monolithic Power Systems, Inc.	12,107	11,316,171
Nova Ltd.(a)	6,784	1,516,563
ON Semiconductor Corp.(a)	13,027	1,014,413
Onto Innovation, Inc.(a)	6,872	1,465,248
Qorvo, Inc.(a)	2,228	258,203
Skyworks Solutions, Inc.	28,253	3,096,246
Teradyne, Inc.	22,790	3,116,077
Tyler Technologies, Inc.(a)	3,684	2,165,713
Universal Display Corp.	14,213	2,753,342
Wolfspeed, Inc.(a)	11	107
		38,329,953
Software — 3.9%
ANSYS, Inc.(a)	9,938	3,194,272
AppLovin Corp. - Class A(a)	4,907	455,713
Aspen Technology, Inc.(a)	23,951	5,607,887
Aurora Innovation, Inc.(a)	6,700	31,289
Bentley Systems, Inc. - Class B	101,601	5,229,403
BILL Holdings, Inc.(a)	543	29,626
Check Point Software Technologies Ltd.(a)	11,441	2,202,392
CyberArk Software Ltd.(a)	7,350	2,107,539
Datadog, Inc. - Class A(a)	18,091	2,103,260
DocuSign, Inc.(a)	5,254	311,089
Dolby Laboratories, Inc. - Class A	1,452	103,615
Fair Isaac Corp.(a)	1,214	2,100,548
Gen Digital, Inc.	20,093	531,661
Guidewire Software, Inc.(a)	20,278	3,016,758
HubSpot, Inc.(a)	2,910	1,452,294
Manhattan Associates, Inc.(a)	7,031	1,859,207
MicroStrategy, Inc. - Class A(a)	3,240	429,041
PTC, Inc.(a)	4,272	765,072
Qualys, Inc.(a)	1,192	149,203
Samsara, Inc. - Class A(a)	43,634	1,792,048
SentinelOne, Inc. - Class A(a)	6,730	158,559
Synopsys, Inc.(a)	3,500	1,818,530
UiPath, Inc. - Class A(a)	10,204	131,428
Varonis Systems, Inc.(a)	1,322	74,825
Zoom Video Communications, Inc. - Class A(a)	5,495	379,595
		36,034,854
Specialty Retail — 2.3%
Abercrombie & Fitch Co. - Class A(a)	1,960	289,237
AutoNation, Inc.(a)	919	163,564
AutoZone, Inc.(a)	769	2,446,558
Best Buy Co., Inc.	4,773	479,209
Burlington Stores, Inc.(a)	1,870	501,609
CarMax, Inc.(a)	2,443	206,556
Chewy, Inc. - Class A(a)	646	18,443

The accompanying notes are an integral part of these financial statements.

32

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — (Continued)
Dick's Sporting Goods, Inc.	1,771	$ 419,656
Floor & Decor Holdings, Inc. - Class A(a)	2,919	328,212
GameStop Corp. - Class A(a)	8,052	188,578
Gap, Inc.	9,155	205,347
Lithia Motors, Inc.	711	214,068
Murphy USA, Inc.	580	301,386
Penske Automotive Group, Inc.	458	77,906
Ross Stores, Inc.	48,695	7,333,954
TJX Cos., Inc.	21,440	2,514,269
Tractor Supply Co.	3,017	807,198
Ulta Beauty, Inc.(a)	6,935	2,446,945
Williams-Sonoma, Inc.	16,864	2,265,341
		21,208,036
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc. - Class C	7,453	861,120
Hewlett Packard Enterprise Co.	32,071	621,215
HP, Inc.	50,319	1,820,542
NetApp, Inc.	10,295	1,242,812
Pure Storage, Inc. - Class A(a)	25,554	1,310,665
Super Micro Computer, Inc.(a)	383	167,639
		6,023,993
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC(a)	14,868	741,913
Columbia Sportswear Co.	6	485
Crocs, Inc.(a)	577	84,340
Deckers Outdoor Corp.(a)	3,017	2,894,178
Levi Strauss & Co. - Class A	2,594	49,986
PVH Corp.	1,980	195,406
Ralph Lauren Corp.	5,519	945,184
Skechers USA, Inc. - Class A(a)	18,160	1,243,597
Tapestry, Inc.	3,888	159,291
VF Corp.	8,709	158,591
		6,472,971
Trading Companies & Distributors — 1.9%
Air Lease Corp.	64,882	3,002,090
Applied Industrial Technologies, Inc.	1,152	236,298
Beacon Roofing Supply, Inc.(a)	31,685	2,870,661
Boise Cascade Co.	1,471	199,497
Bunzl PLC	32,999	1,540,870
Core & Main, Inc. - Class A(a)	5,532	265,702
Fastenal Co.	6,300	430,164
Ferguson Enterprises, Inc.	4,861	999,956
FTAI Aviation Ltd.	3,147	402,218
GATX Corp.	15,189	2,143,168

	Shares	Value
MSC Industrial Direct Co., Inc. - Class A	29,955	$ 2,463,499
SiteOne Landscape Supply, Inc.(a)	1,093	155,053
United Rentals, Inc.	2,643	1,959,150
Watsco, Inc.	825	392,222
WESCO International, Inc.	1,423	235,336
		17,295,884
Water Utilities — 0.0%(b)
American Water Works Co., Inc.	2,783	398,303
TOTAL COMMON STOCKS (Cost $775,316,022)		868,361,039
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Agree Realty Corp.	18,283	1,334,842
Americold Realty Trust, Inc.	72,321	2,097,309
Boston Properties, Inc.	32,753	2,463,681
EastGroup Properties, Inc.	3,808	709,811
Equity LifeStyle Properties, Inc.	13,368	971,987
Equity Residential	39,290	2,942,035
Essex Property Trust, Inc.	5,668	1,710,546
Extra Space Storage, Inc.	6,579	1,164,483
Healthpeak Properties, Inc.	65,918	1,468,653
Invitation Homes, Inc.	15,700	578,388
Lamar Advertising Co. - Class A	10,611	1,334,651
Public Storage	4,599	1,580,768
Realty Income Corp.	38,634	2,399,558
Regency Centers Corp.	37,146	2,700,143
Rexford Industrial Realty, Inc.	14,105	718,227
SBA Communications Corp.	8,938	2,025,887
Simon Property Group, Inc.	11,294	1,890,051
Ventas, Inc.	14,735	915,191
VICI Properties, Inc.	68,419	2,290,668
Weyerhaeuser Co.	30,157	919,487
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,250,087)		32,216,366
PREFERRED STOCKS — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA 0.00%,	12,075	1,104,546
TOTAL PREFERRED STOCKS (Cost $954,148)		1,104,546
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.14%(c)	330,000	330,000

The accompanying notes are an integral part of these financial statements.

33

Column Mid Cap Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — (Continued)
Money Market Funds — (Continued)
First American Government Obligations Fund - Class X, 5.22%(c)	20,650,934	$20,650,934
TOTAL SHORT-TERM INVESTMENTS (Cost $20,980,934)		20,980,934
TOTAL INVESTMENTS — 100.1% (Cost $826,501,191)		$922,662,885
Liabilities in Excess of Other Assets - (0.1)%		(769,531)
TOTAL NET ASSETS — 100.0%		$921,893,354

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

34

Column Mid Cap Fund
Schedule of Forward Currency Contracts
August 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/27/2024	CAD	88,619	USD	64,846	$970
Bank of America	09/27/2024	EUR	609,659	USD	664,532	10,248
Bank of America	09/27/2024	GBP	77,495	USD	98,987	2,814
Bank of America	09/27/2024	USD	1,001,759	CAD	1,366,548	(13,169)
Bank of America	09/27/2024	USD	8,874,992	EUR	8,227,670	(231,524)
Bank of America	09/27/2024	USD	2,177,329	GBP	1,703,523	(60,492)
Total Unrealized Appreciation (Depreciation)						$(291,153)

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

35

Statements of Assets and Liabilities
August 31, 2024

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
ASSETS
Investments, at fair value (Note 1)*	$1,062,215,885	$429,026,110	$2,048,143,633	$922,662,885
Foreign currency **	—	2,947	—	18,204
Receivable for Fund shares sold	249,001	150,668	330,950	141,516
Receivable for investments sold	852,623	313,635	1,404,762	1,016,800
Dividends and interest receivable	719,571	443,485	1,839,470	814,653
Unrealized appreciation of forward currency exchange contracts	—	10,514	—	14,032
Prepaid expenses and other assets	55,450	24,599	68,967	32,999
Total assets	1,064,092,530	429,971,958	2,051,787,782	924,701,089
LIABILITIES
Payable for Fund shares redeemed	277,081	59,339	655,552	114,036
Payable for investments purchased	328,736	351,941	748,971	1,848,345
Payable for shareholder servicing fees (Note 5)	49,124	19,917	94,033	42,586
Payable for administrative services (Note 4)	17,217	7,036	33,150	15,060
Payable to Adviser (Note 4)	400,227	144,200	617,334	251,450
Payable to affiliates (Note 6)	69,920	56,210	103,184	73,640
Payable for federal registration fees	138,820	56,779	269,852	121,402
Unrealized depreciation of forward currency exchange contracts	—	25,038	—	305,185
Accrued expenses and other liabilities	35,963	29,396	48,721	36,031
Total liabilities	1,317,088	749,856	2,570,797	2,807,735
NET ASSETS	$1,062,775,442	$429,222,102	$2,049,216,985	$921,893,354
NET ASSETS CONSIST of
Paid-in capital	$959,165,259	$385,108,897	$1,861,718,744	$823,278,371
Total distributable earnings	103,610,183	44,113,205	187,498,241	98,614,983
TOTAL NET ASSETS	$1,062,775,442	$429,222,102	$2,049,216,985	$921,893,354
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	89,193,496	36,916,808	179,572,403	79,673,654
Net asset value per share	$11.92	$11.63	$11.41	$11.57
* Cost of investments	$952,481,263	$389,992,045	$1,859,990,088	$826,501,191
** Cost of foreign currency	$—	$3,228	$—	$18,253

The accompanying notes are an integral part of these financial statements.

36

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2024

	Column Small Cap Select Fund(1)	Column Small Cap Fund(1)	Column Mid Cap Select Fund(1)	Column Mid Cap Fund(1)
INVESTMENT INCOME
Income:
Dividends *	$5,571,723	$3,253,129	$13,761,525	$7,338,985
Interest income	1,172,508	468,939	2,202,607	801,967
Total income	6,744,231	3,722,068	15,964,132	8,140,952
Expenses:
Management fees (Note 4)	3,970,428	1,845,632	7,358,121	3,629,558
Shareholder servicing fees (Note 5)	314,519	143,277	649,293	312,078
Federal and state registration fees	185,438	90,268	339,675	164,445
Fund administration fees (Note 6)	133,075	74,303	259,352	136,816
Administrative services fee (Note 4)	104,840	47,759	216,431	104,026
Printing and mailing fees	98,788	25,052	113,155	33,538
Custodian fees (Note 6)	81,006	90,469	59,663	81,684
Transfer agent fees (Note 6)	25,357	21,417	32,895	25,335
Audit and tax fees	19,501	19,501	19,501	19,501
Trustees’ fees	17,645	17,645	17,645	17,645
Other fees	15,768	15,726	15,676	15,847
Legal fees	12,851	14,345	15,147	13,749
Pricing fees (Note 6)	12,802	26,822	11,811	21,149
Chief Compliance Officer fees (Note 6)	7,278	7,057	7,359	7,230
Total expenses	4,999,296	2,439,273	9,115,724	4,582,601
Less: Waiver by Adviser (Note 4)	(1,530,484)	(868,224)	(3,233,842)	(1,869,181)
Net expenses	3,469,582	1,571,049	5,881,882	2,713,420
Net investment income	3,274,649	2,151,019	10,082,250	5,427,532
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss):
Investments	(9,399,088)	2,913,344	(10,737,554)	(2,860,411)
Forward currency exchange contracts	—	29,266	—	157,563
Foreign currency transactions	—	(209)	—	77
	(9,399,088)	2,942,401	(10,737,554)	(2,702,771)
Change in net unrealized appreciation (depreciation) on:
Investments	109,734,622	39,034,065	188,153,545	96,161,693
Forward currency exchange contracts	—	(14,524)	—	(291,153)
Foreign currency translations	—	244	—	621
	109,734,622	39,019,785	188,153,545	95,871,161
Net gain on investments	100,335,534	41,962,186	177,415,991	93,168,390
NET INCREASE IN NET ASSETS FROM
OPERATIONS	$103,610,183	$44,113,205	$187,498,241	$98,595,922
* Net of foreign taxes and fees withheld of:	$57,036	$25,953	$14,584	$53,233

(1)	The Column Funds commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

37

Column Small Cap Select Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$3,274,649
Net realized loss on investments sold	(9,399,088)
Net change in unrealized appreciation/depreciation of investments	109,734,622
NET INCREASE IN NET ASSETS FROM OPERATIONS	103,610,183
CAPITAL TRANSACTIONS
Proceeds from shares sold	1,012,502,908
Cost of shares redeemed	(53,337,649)
Net INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	959,165,259
TOTAL INCREASE IN NET ASSETS:	1,062,775,442
NET ASSETS
Beginning of period	—
End of period	$1,062,775,442
FUND SHARE TRANSACTIONS
Shares sold	93,938,070
Shares redeemed	(4,744,574)
NET INCREASE IN FUND SHARES	89,193,496

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

38

Column Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$2,151,019
Net realized gain (loss) on:
Investments	2,913,344
Forward currency exchange contracts	29,266
Foreign currency transactions	(209)
Net change in unrealized appreciation/depreciation on:
Investments	39,034,065
Forward currency exchange contracts	(14,524)
Foreign currency translations	244
NET INCREASE IN NET ASSETS FROM OPERATIONS	44,113,205
CAPITAL TRANSACTIONS
Proceeds from shares sold	424,530,251
Cost of shares redeemed	(39,421,354)
Net INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	385,108,897
TOTAL INCREASE IN NET ASSETS:	429,222,102
NET ASSETS
Beginning of period	—
End of period	$429,222,102
FUND SHARE TRANSACTIONS
Shares sold	40,591,016
Shares redeemed	(3,674,208)
NET INCREASE IN FUND SHARES	36,916,808

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

39

Column Mid Cap Select Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$10,082,250
Net realized loss on investments sold	(10,737,554)
Net change in unrealized appreciation/depreciation of investments	188,153,545
NET INCREASE IN NET ASSETS FROM OPERATIONS	187,498,241
CAPITAL TRANSACTIONS
Proceeds from shares sold	1,970,103,650
Cost of shares redeemed	(108,384,906)
Net INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	1,861,718,744
TOTAL INCREASE IN NET ASSETS:	2,049,216,985
NET ASSETS
Beginning of period	—
End of period	$2,049,216,985
FUND SHARE TRANSACTIONS
Shares sold	189,600,315
Shares redeemed	(10,027,912)
NET INCREASE IN FUND SHARES	179,572,403

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

40

Column Mid Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$5,427,532
Net realized gain (loss) on:
Investments	(2,860,411)
Forward currency exchange contracts	157,563
Foreign currency transactions	77
Net change in unrealized appreciation/depreciation on:
Investments	96,161,693
Forward currency exchange contracts	(291,153)
Foreign currency translations	621
NET INCREASE IN NET ASSETS FROM OPERATIONS	98,595,922
CAPITAL TRANSACTIONS
Proceeds from shares sold	900,525,027
Cost of shares redeemed	(77,227,595)
Net INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	823,297,432
TOTAL INCREASE IN NET ASSETS:	921,893,354
NET ASSETS
Beginning of period	—
End of period	$921,893,354
FUND SHARE TRANSACTIONS
Shares sold	86,773,289
Shares redeemed	(7,099,635)
NET INCREASE IN FUND SHARES	79,673,654

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

41

Column Small Cap Select Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period

Period Ended August 31, 2024(1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(2)	0.05
Net realized and unrealized gain	1.87
Total from investment operations	1.92
Net asset value, end of period	$11.92
Total return(3)(4)	19.20%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,062,775
Ratio of expenses to average net assets before management fee waiver(5)	0.95%
Ratio of expenses to average net assets after management fee waiver(5)	0.66%
Ratio of net investment income to average net assets before management fee waiver(5)	0.33%
Ratio of net investment income to average net assets after management fee waiver(5)	0.62%
Portfolio turnover rate(4)	54.21%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

42

Column Small Cap Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period

Period Ended August 31, 2024(1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain	1.56
Total from investment operations	1.63
Net asset value, end of period	$11.63
Total return(3)(4)	16.30%
Ratios/supplemental data:
Net assets, end of period (000’s)	$429,222
Ratio of expenses to average net assets before management fee waiver(5)	1.02%
Ratio of expenses to average net assets after management fee waiver(5)	0.66%
Ratio of net investment income to average net assets before management fee waiver(5)	0.54%
Ratio of net investment income to average net assets after management fee waiver(5)	0.90%
Portfolio turnover rate(4)	36.01%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

43

Column Mid Cap Select Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period

Period Ended August 31, 2024(1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain	1.34
Total from investment operations	1.41
Net asset value, end of period	$11.41
Total return(3)(4)	14.10%
Ratios/supplemental data:
Net assets, end of period (000’s)	$2,049,217
Ratio of expenses to average net assets before management fee waiver(5)	0.84%
Ratio of expenses to average net assets after management fee waiver(5)	0.54%
Ratio of net investment income to average net assets before management fee waiver(5)	0.63%
Ratio of net investment income to average net assets after management fee waiver(5)	0.93%
Portfolio turnover rate(4)	16.22%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

44

Column Mid Cap Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period

Period Ended August 31, 2024(1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(2)	0.08
Net realized and unrealized gain	1.49
Total from investment operations	1.57
Net asset value, end of period	$11.57
Total return(3)(4)	15.70%
Ratios/supplemental data:
Net assets, end of period (000’s)	$921,893
Ratio of expenses to average net assets before management fee waiver(5)	0.88%
Ratio of expenses to average net assets after management fee waiver(5)	0.52%
Ratio of net investment income to average net assets before management fee waiver(5)	0.68%
Ratio of net investment income to average net assets after management fee waiver(5)	1.04%
Portfolio turnover rate(4)	28.20%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

45

Column Funds
Notes to Financial Statements
August 31, 2024
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a) Investment Valuation. Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Forward currency contracts are valued at the mean between the bid and asked prices.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting

46

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of August 31, 2024:
Column Small Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$993,412,181	$416,625	$ —	$993,828,806
Real Estate Investment Trusts	34,291,054	—	—	34,291,054
Money Market Funds	34,096,025	—	—	34,096,025
Total Investments in Securities	$1,061,799,260	$416,625	$—	$1,062,215,885

*	For further information regarding industry classifications, see the Schedule of Investments.

47

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
Column Small Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$399,292,363	$6,906,468	$ —	$406,198,831
Real Estate Investment Trusts	10,393,164	—	—	10,393,164
Closed End Funds	6,456	—	—	6,456
Money Market Funds	$12,427,659	—	—	12,427,659
Total Investments in Securities	$422,119,642	$6,906,468	$—	$429,026,110
Other Financial Instruments**
Forward Currency Contracts	$—	$(14,524)	$—	$(14,524)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

Column Mid Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,906,173,051	$ —	$ —	$1,906,173,051
Real Estate Investment Trusts	86,070,314	—	—	86,070,314
Money Market Funds	55,900,268	—	—	55,900,268
Total Investments in Securities	$2,048,143,633	$—	$—	$2,048,143,633

*	For further information regarding industry classifications, see the Schedule of Investments.
Column Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$856,994,005	$11,367,034	$ —	$868,361,039
Real Estate Investment Trusts	32,216,366	—	—	32,216,366
Preferred Stocks*	—	1,104,546	—	1,104,546
Money Market Funds	20,980,934	—	—	20,980,934
Total Investments in Securities	$ 910,191,305	$12,471,580	$—	$ 922,662,885
Other Financial Instruments**
Forward Currency Contracts	$—	$(291,153)	$—	$(291,153)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

(b) Foreign Securities and Currency Translations. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

48

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the period ended August 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended August 31, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities.
(d) Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.
(e) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
(g) Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(h) Other. Investment transactions are recorded on the trade date. The Funds determines the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to

49

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.
(i) Derivative Instruments. As a non-principal investment strategy, the Funds may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are considered derivatives and the Adviser and sub-advisers intend to limit each Fund’s investments in forward currency contracts in order for each Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act. As of August 31, 2024, the fair value of derivative instruments in the Funds are described below:
Column Small Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2024:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$10,514	Unrealized depreciation on forward currency exchange contracts	$25,038
Total		$10,514		$25,038

The Effect of Derivative Instruments on the Statements of Operations for the period ended August 31, 2024:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$29,266	Forward Currency Exchange Contracts	$(14,524)
Total	$29,266	Total	$(14,524)

Column Mid Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2024:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$14,032	Unrealized depreciation on forward currency exchange contracts	$305,185
Total		$14,032		$305,185

50

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
The Effect of Derivative Instruments on the Statements of Operations for the period ended August 31, 2024:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$157,563	Forward Currency Exchange Contracts	$(291,153)
Total	$157,563	Total	$(291,153)

The Funds are not subject to any Master Netting Arrangements; therefore, the Funds do not offset any assets or liabilities.
Volume Disclosures
The average monthly notional amount outstanding of forward currency exchange contracts during the fiscal period ended August 31, 2024 was as follows:

Column Small Cap Fund	$1,788,991
Column Mid Cap Fund	$10,369,428

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the fiscal period ended August 31, 2024.
3. Federal Tax Matters
The Funds did not pay any distributions during the fiscal period ended August 31, 2024.
As of August 31, 2024, the components of accumulated earnings on a tax basis were as follows:

	Column Small Cap Select Fund	Column Small Cap Fund
Cost basis of investments for federal income tax purposes	$959,813,439	$390,925,266
Gross tax unrealized appreciation	$145,315,928	$57,879,870
Gross tax unrealized depreciation	(42,913,482)	(19,779,026)
Net tax unrealized appreciation	102,402,446	38,100,844
Undistributed ordinary income	6,673,239	5,996,418
Undistributed long-term capital gain	—	18,269
Distributable earnings	6,673,239	6,014,687
Other accumulated earnings (losses)	(5,465,502)	(2,326)
Total distributable earnings	$103,610,183	$44,113,205

	Column Mid Cap Select Fund	Column Mid Cap Fund
Cost basis of investments for federal income tax purposes	$1,864,517,861	$828,393,988
Gross tax unrealized appreciation	$228,490,656	$114,847,122
Gross tax unrealized depreciation	(44,864,884)	(20,578,225)
Net tax unrealized appreciation	183,625,772	94,268,897
Undistributed ordinary income	10,082,250	5,315,187
Undistributed long-term capital gain	—	—
Distributable earnings	10,082,250	5,315,187
Other accumulated losses	(6,209,781)	(969,101)
Total distributable earnings	$187,498,241	$98,614,983

51

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, PFIC mark-to-market adjustments, and forward contracts mark-to-market adjustments.
At August 31, 2024, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
Column Small Cap Select Fund	$(5,325,610)	$ —
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	(6,158,411)	—
Column Mid Cap Fund	(950,014)	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended August 31, 2024, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences:

	Paid-in Capital	Total Distributable Earnings
Column Small Cap Select Fund	$—	$—
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	—	—
Column Mid Cap Fund*	(19,061)	19,061

*	This reclassification is due to partnership adjustments.
4.	INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Small Cap Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Mid Cap Select Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion
Column Mid Cap Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 31, 2025, to waive its management fees with respect to each Fund to the extent such

52

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.
Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers; and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.
Sub-advisory services are provided to the Funds, pursuant to investment sub-advisory agreements between the Adviser and the below listed sub-advisers. Under the terms of these investment sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.
Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC
Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC
5.	SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement at an annual rate not to exceed 0.10% of a Fund’s average daily net assets. Currently, the annual rate of shareholder servicing fee authorized for each Fund is up to 0.06% of the fund’s average daily net assets; however, the fee may be increased up to 0.10% of a Fund’s average daily net assets, at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following

53

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
table details the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the period ended August 31, 2024, as well as the fees owed as of August 31, 2024.

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$314,519	$49,124
Column Small Cap Fund	$143,277	$19,917
Column Mid Cap Select Fund	$649,293	$94,033
Column Mid Cap Fund	$312,078	$42,586

6.	RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank” or the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the period ended August 31, 2024 and owed as of August 31, 2024 are as follows:

	Incurred	Owed
Administration
Column Small Cap Select Fund	$133,075	$40,393
Column Small Cap Fund	$74,303	$20,115
Column Mid Cap Select Fund	$259,352	$74,395
Column Mid Cap Fund	$136,816	$37,455
Pricing
Column Small Cap Select Fund	$12,802	$2,810
Column Small Cap Fund	$26,822	$5,787
Column Mid Cap Select Fund	$11,811	$2,697
Column Mid Cap Fund	$21,149	$4,630
Transfer Agent
Column Small Cap Select Fund	$25,357	$5,919
Column Small Cap Fund	$21,417	$4,773
Column Mid Cap Select Fund	$32,895	$8,040
Column Mid Cap Fund	$25,335	$5,695
Custody
Column Small Cap Select Fund	$81,006	$19,127
Column Small Cap Fund	$90,469	$23,870
Column Mid Cap Select Fund	$59,663	$16,387
Column Mid Cap Fund	$81,684	$24,194
Chief Compliance Officer
Column Small Cap Select Fund	$7,278	$1,671
Column Small Cap Fund	$7,057	$1,665
Column Mid Cap Select Fund	$7,359	$1,665
Column Mid Cap Fund	$7,230	$1,666

The Funds also have a line of credit with U.S. Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

54

Column Funds
Notes to Financial Statements
August 31, 2024(Continued)
7.	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2024, are listed in the following table. There were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Column Small Cap Select Fund	$1,339,585,937	$411,740,628
Column Small Cap Fund	$498,443,298	$123,732,220
Column Mid Cap Select Fund	$2,067,563,205	$252,427,971
Column Mid Cap Fund	$1,020,866,225	$212,113,082

8.	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2024, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.
9.	LINE OF CREDIT
The Funds and U.S. Bank, N.A. entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on August 2, 2025. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the gross market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate. On February 2, 2024, the Column Mid Cap Fund made a draw on the line of credit in the amount of $111,000. The total amount was repaid on February 5, 2024. The interest charged at the prime rate of 8.50% amounted to $79, which was paid by a sub-adviser to the Column Mid Cap Fund. There were no other draws on the line of credit during the period ended August 31, 2024. Interest expense incurred for the period ended August 31, 2024 is disclosed in the Statement of Operations within Other Fees.
10.	SUBSEQUENT EVENTS
The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2024 through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.
11.	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

55

COLUMN FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Column Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open forward currency contracts (as applicable), of Column Funds comprising the funds listed below (the“Funds”), each a series of Trust for Professional Managers, as of August 31, 2024, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Column Small Cap Select Fund, Column Smal Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund	For the period from December 11, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2024

56

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed,summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	10/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	10/30/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	10/30/2024

* Print the name and title of each signing officer under his or her signature.